UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Repor t

Western Asset

Core Plus Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 30% of the average duration of the domestic bond market as a whole.

II	Western Asset Core Plus Bond Portfolio

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Portfolio for the six-month reporting period ended June 30, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 30, 2010

Western Asset Core Plus Bond Portfolio	III

Investment commentary (unaudited)

Economic review

While the overall U.S. economy continued to expand over the six months ended June 30, 2010, several economic data points weakened toward the end of the reporting period. This, in combination with sovereign debt woes in Europe, caused investor sentiment to turn negative and had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to

9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Financial market overview

During the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds. However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually

IV	Western Asset Core Plus Bond Portfolio

Investment commentary (unaudited) (cont’d)

accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the first half of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June, as investor demand for these securities began to again increase.

Both short- and long-term Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined amid the investor “flight to quality.” On June 30, 2010, two- and ten-year Treasury yields reached their lows for the reporting period: 0.61% and 2.97%, respectively. Over the six-month reporting period, the yield curvevii flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended June 30, 2010, the Barclays Capital U.S. Aggregate Indexviii returned 5.33%.

While the high-yield bond market could not escape the negative impact of the investor flight to quality, it still was able to produce strong results during the reporting period. The asset class posted positive returns during each month except for May 2010 when risk aversion reached extremely elevated lev-

els. The high-yield market was supported by better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield – 2% Issuer Cap Index ix returned 4.45% for the six months ended June 30, 2010.

Performance review

For the six months ended June 30, 2010, Class I shares of Western Asset Core Plus Bond Portfolio returned 8.02%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 5.33% for the same period. The Lipper Intermediate Investment Grade Debt Funds Category Average1 returned 5.35% over the same time frame.

Performance Snapshot as of June 30, 2010 (unaudited)
6 months
Western Asset Core Plus Bond Portfolio:
Class IS2	8.03%
Class I2	8.02%
Class FI2	7.88%
Barclays Capital U.S. Aggregate Index	5.33%
Lipper Intermediate Investment Grade Debt Funds Category Average	5.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2010 for Class IS, I and FI shares were 3.89%, 3.88% and 3.63%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield for Class FI shares would have been 3.57%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 588 funds in the Fund’s Lipper category.

[2]

Class IS, Class I and Class FI shares were formerly known as Institutional Select Class, Institutional Class and Financial Intermediary Class shares, respectively. Fund share classes were renamed in April 2010.

Western Asset Core Plus Bond Portfolio	V

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class IS, Class I and Class FI shares were 0.43%, 0.46% and 0.86%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, deferred organizational expenses and extraordinary expenses, to average net assets will not exceed 0.45% for Class IS shares and 0.70% for Class FI shares. This expense limitation agreement cannot be terminated prior to April 30, 2011 without the Board of Directors’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 30, 2010

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political risk. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix

The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Standard & Poor’s Debt Ratings1 (%) as a percent of total investments

Maturity Schedule (%) as a percent of total investments

†	The bar graphs above represent the composition of the Fund’s investments as of June 30, 2010 and do not include derivatives such as Futures Contracts, Options Written and Swaps. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

[1]

Source: Standard & Poor’s Rating Service. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s (“S&P”), a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of S&P and are not measures of quality or guarantees of performance. Securities held by the Fund may be rated by other NRSROs, and these ratings may be higher or lower. The Fund itself has not been rated by a NRSRO and the credit quality of the investments in the Fund’s portfolio does not apply to the stability or safety of the Fund.

[2]	Preferred stocks do not have defined maturity dates.

2	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class IS4	8.03%	$1,000.00	$1,080.30	0.43%	$2.22	Class IS4	5.00%	$1,000.00	$1,022.66	0.43%	$2.16
Class I4	8.02	1,000.00	1,080.20	0.44	2.27	Class I4	5.00	1,000.00	1,022.61	0.44	2.21
Class FI4	7.88	1,000.00	1,078.80	0.70	3.61	Class FI4	5.00	1,000.00	1,021.32	0.70	3.51

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2010

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

ABS	—Asset Backed Securities
BAI	—Barclays Capital U.S. Aggregate Index
CMBS	—Commercial Mortgage Backed Securities
HY	—High Yield
IG Credit	—Investment Grade Credit
MBS	—Mortgage Backed Securities

4	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2010

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

ABS	—Asset Backed Securities
BAI	—Barclays Capital U.S. Aggregate Index
CMBS	—Commercial Mortgage Backed Securities
HY	—High Yield
IG Credit	—Investment Grade Credit
MBS	—Mortgage Backed Securities

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 32.7%
Consumer Discretionary — 2.7%
Automobiles — 0.1%
DaimlerChrysler North America Holding Corp., Notes	5.875%	3/15/11	500,000		$515,183
DaimlerChrysler North America Holding Corp., Notes	7.300%	1/15/12	3,315,000		3,573,275
DaimlerChrysler North America Holding Corp., Notes	6.500%	11/15/13	1,390,000		1,555,739
Motors Liquidation Co.	9.450%	11/1/11	2,514,000		754,200	(a)
Motors Liquidation Co.	8.100%	6/15/24	368,000		108,560	(a)
Motors Liquidation Co.	8.375%	7/5/33	9,520,000	EUR	3,958,120	(a)
Motors Liquidation Co.	0.000%	3/15/36	8,887,000		1,421,920	(a)
Motors Liquidation Co., Debentures	9.400%	7/15/21	674,000		192,933	(a)
Total Automobiles					12,079,930
Diversified Consumer Services — 0.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	5,385,000		4,765,725
Hotels, Restaurants & Leisure — 0.2%
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	1,070,000		518,950	(a)(c)
Marriott International Inc.	5.810%	11/10/15	7,950,000		8,737,543
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000		355,039
MGM MIRAGE Inc., Senior Notes	7.625%	1/15/17	1,270,000		993,775
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	1,645,000		1,813,612
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	245,000		213,763
Station Casinos Inc., Senior Notes	7.750%	8/15/16	9,760,000		616,100	(a)(c)
Total Hotels, Restaurants & Leisure					13,248,782
Media — 1.8%
CBS Corp.	7.625%	1/15/16	5,500,000		6,086,229
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	3,670,000		4,073,700	(d)
Comcast Cable Communications Inc., Senior Notes	6.750%	1/30/11	210,000		216,571
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	40,000		50,167
Comcast Corp., Notes	6.500%	1/15/15	3,760,000		4,315,506
Comcast Corp., Notes	5.875%	2/15/18	10,000		11,127
Comcast Corp., Notes	6.450%	3/15/37	8,990,000		9,720,887
Comcast Corp., Senior Notes	6.500%	1/15/17	3,660,000		4,193,767
Comcast Corp., Senior Notes	6.950%	8/15/37	7,470,000		8,497,319
COX Communications Inc., Senior Notes	5.450%	12/15/14	8,110,000		8,951,656
CSC Holdings Inc., Senior Notes	6.750%	4/15/12	500,000		517,500
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	1,105,000		1,161,631	(d)
DISH DBS Corp., Senior Notes	7.000%	10/1/13	6,340,000		6,530,200
DISH DBS Corp., Senior Notes	6.625%	10/1/14	255,000		255,000
DISH DBS Corp., Senior Notes	7.750%	5/31/15	3,675,000		3,785,250
Gannett Co. Inc.	6.375%	4/1/12	4,560,000		4,674,000
News America Inc.	6.750%	1/9/38	200,000		219,658
News America Inc., Senior Notes	6.200%	12/15/34	260,000		273,837
News America Inc., Senior Notes	6.650%	11/15/37	1,330,000		1,492,667
Reed Elsevier Capital Inc., Notes	8.625%	1/15/19	12,655,000		16,110,739
Sun Media Corp., Senior Notes	7.625%	2/15/13	1,125,000		1,125,000
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	15,640,000		19,733,598

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	20,250,000	$24,903,490
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	6,785,000	7,495,546
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	20,000	24,826
Time Warner Inc., Senior Subordinated Notes	6.875%	5/1/12	4,460,000	4,858,920
Viacom Inc.	6.250%	4/30/16	6,750,000	7,656,174
Total Media				146,934,965
Multiline Retail — 0.1%
J.C. Penney Co. Inc., Debentures	7.400%	4/1/37	690,000	690,000
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	4,414,018	4,425,053	(e)
Target Corp.	4.000%	6/15/13	5,340,000	5,704,364
Total Multiline Retail				10,819,417
Specialty Retail — 0.4%
Autozone Inc.	6.950%	6/15/16	10,890,000	12,846,900
Home Depot Inc.	5.250%	12/16/13	5,510,000	6,058,504
Home Depot Inc.	5.400%	3/1/16	8,230,000	9,160,097
Total Specialty Retail				28,065,501
Total Consumer Discretionary				215,914,320
Consumer Staples — 2.0%
Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	14,670,000	15,808,289
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,620,000	4,830,372	(d)
Diageo Finance BV	3.250%	1/15/15	11,360,000	11,684,351
Dr. Pepper Snapple Group Inc., Senior Notes	6.820%	5/1/18	6,100,000	7,275,232
PepsiCo Inc., Senior Notes	7.900%	11/1/18	210,000	271,521
Total Beverages				39,869,765
Food & Staples Retailing — 0.7%
CVS Caremark Corp., Senior Notes	6.600%	3/15/19	16,900,000	19,666,192
CVS Corp.	5.789%	1/10/26	106,612	108,222	(d)
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	506,891	498,426	(d)(f)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	5,420,870	5,563,655
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	19,244,496	19,682,886
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	3,105,034	3,424,356
Delhaize Group, Senior Notes	6.500%	6/15/17	120,000	138,276
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,478,279
Kroger Co., Senior Notes	6.150%	1/15/20	1,830,000	2,113,968
Safeway Inc., Senior Notes	6.350%	8/15/17	310,000	357,795
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	212,035
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	2,645,635
Total Food & Staples Retailing				55,889,725
Food Products — 0.4%
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	18,810,000	20,155,874
Sara Lee Corp., Notes	6.250%	9/15/11	9,750,000	10,324,626
Unilever Capital Corp.	7.125%	11/1/10	1,450,000	1,480,682
Total Food Products				31,961,182

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	7

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Household Products — 0.1%
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	7.750%	10/15/16	13,255,000	$12,956,763	(d)
Tobacco — 0.3%
Altria Group Inc., Senior Notes	9.250%	8/6/19	8,300,000	10,359,279
Reynolds American Inc.	6.750%	6/15/17	8,430,000	9,132,961
Reynolds American Inc., Senior Notes	7.250%	6/1/12	1,720,000	1,849,241
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	100,000	113,413
Total Tobacco				21,454,894
Total Consumer Staples				162,132,329
Energy — 4.1%
Energy Equipment & Services — 0.1%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	230,000	281,201
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	5,355,000	5,234,513
Pride International Inc., Senior Notes	7.375%	7/15/14	1,440,000	1,434,600
Transocean Inc., Senior Notes	5.250%	3/15/13	360,000	338,648
Transocean Ltd.	6.000%	3/15/18	6,015,000	5,535,917
Total Energy Equipment & Services				12,824,879
Oil, Gas & Consumable Fuels — 4.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	10,067,000	8,466,478
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	15,000	14,162
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	2,165,000	1,722,212
Apache Corp., Senior Notes	6.000%	1/15/37	240,000	265,242
BP Capital Markets PLC, Guaranteed Notes	5.250%	11/7/13	19,410,000	17,842,759
BP Capital Markets PLC, Senior Notes	3.875%	3/10/15	6,440,000	5,487,865
Chesapeake Energy Corp., Senior Notes	6.375%	6/15/15	1,205,000	1,244,163
Chesapeake Energy Corp., Senior Notes	6.250%	1/15/18	1,970,000	1,989,700
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	5,855,000	6,045,288
Compagnie Generale de Geophysique SA, Senior Notes	7.500%	5/15/15	1,970,000	1,876,425
Compagnie Generale de Geophysique SA, Senior Notes	7.750%	5/15/17	8,594,000	8,142,815
Conoco Funding Co.	7.250%	10/15/31	810,000	1,005,206
Conoco Funding Co., Notes	6.350%	10/15/11	590,000	629,358
ConocoPhillips	5.900%	10/15/32	10,000	11,071
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	638,000	782,980
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	5,910,000	6,161,175	(d)
Devon Energy Corp.	6.300%	1/15/19	14,500,000	16,798,032
Devon Energy Corp., Debentures	7.950%	4/15/32	210,000	269,109
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	3,267,000	3,228,815
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	19,000,000	18,893,011
Energy Transfer Partners LP	6.125%	2/15/17	5,305,000	5,516,229
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	13,630,000	16,468,529
Enterprise Products Operating LLP, Senior Bonds	6.300%	9/15/17	4,300,000	4,810,083
Gazprom, Loan Participation Notes	6.212%	11/22/16	1,996,000	2,013,565	(d)
Hess Corp., Notes	8.125%	2/15/19	22,800,000	28,421,477
Hess Corp., Notes	7.875%	10/1/29	5,290,000	6,509,403
Hess Corp., Notes	7.300%	8/15/31	1,035,000	1,221,100
Kerr-McGee Corp., Notes	6.950%	7/1/24	2,780,000	2,526,041

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kerr-McGee Corp., Notes	7.875%	9/15/31	7,540,000	$6,907,296
Kinder Morgan Energy Partners LP, Medium-Term Notes	6.950%	1/15/38	1,447,000	1,537,646
Kinder Morgan Energy Partners LP, Notes	6.750%	3/15/11	40,000	41,406
Kinder Morgan Energy Partners LP, Senior Notes	7.125%	3/15/12	7,670,000	8,244,552
Kinder Morgan Energy Partners LP, Senior Notes	5.850%	9/15/12	20,000	21,442
Kinder Morgan Energy Partners LP, Senior Notes	5.000%	12/15/13	1,879,000	1,999,745
Kinder Morgan Energy Partners LP, Senior Notes	6.000%	2/1/17	5,190,000	5,653,618
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,600,000	17,669,723
Occidental Petroleum Corp., Senior Notes	7.000%	11/1/13	360,000	420,714
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	1,285,000	1,117,950
Peabody Energy Corp.	5.875%	4/15/16	880,000	863,500
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	21,623,000	22,240,488
Pemex Project Funding Master Trust, Senior Notes	1.136%	12/3/12	104,000	103,480	(b)(d)
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	6,250,000	6,634,913
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	5,457,000	5,495,461
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	6,450,000	6,546,750	(d)
SandRidge Energy Inc., Senior Notes	8.750%	1/15/20	470,000	446,500	(d)
Seariver Maritime Financial Holdings	0.000%	9/1/12	70,000	66,849
Shell International Finance BV, Senior Notes	4.375%	3/25/20	2,220,000	2,294,881
Shell International Finance BV, Senior Notes	6.375%	12/15/38	11,845,000	14,151,269
Williams Cos. Inc., Debentures	7.500%	1/15/31	733,000	779,708
Williams Cos. Inc., Notes	7.875%	9/1/21	2,340,000	2,681,855
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	392,000	421,145
Williams Partners LP, Senior Notes	5.250%	3/15/20	13,680,000	13,988,717	(d)
XTO Energy Inc., Senior Notes	7.500%	4/15/12	971,000	1,081,156
XTO Energy Inc., Senior Notes	5.500%	6/15/18	7,710,000	8,816,478
XTO Energy Inc., Senior Notes	6.500%	12/15/18	12,341,000	14,976,161
XTO Energy Inc., Senior Notes	6.750%	8/1/37	2,570,000	3,310,808
Total Oil, Gas & Consumable Fuels				316,876,504
Total Energy				329,701,383
Financials — 12.8%
Capital Markets — 1.8%
Bear Stearns Co. Inc., Senior Notes	6.400%	10/2/17	925,000	1,027,439
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	25,140,000	29,355,978
Credit Suisse Guernsey Ltd., Junior Subordinated Notes	5.860%	5/15/17	150,000	132,375	(b)(g)
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	1,810,000	1,366,550	(b)(g)
Goldman Sachs Group Inc.	5.625%	1/15/17	1,420,000	1,435,776
Goldman Sachs Group Inc., Notes	6.600%	1/15/12	4,385,000	4,637,765
Goldman Sachs Group Inc., Notes	5.450%	11/1/12	3,892,000	4,099,989
Goldman Sachs Group Inc., Notes	4.750%	7/15/13	1,184,000	1,236,182
Goldman Sachs Group Inc., Notes	5.250%	10/15/13	3,599,000	3,793,738
Goldman Sachs Group Inc., Senior Notes	5.300%	2/14/12	584,000	607,844
Goldman Sachs Group Inc., Senior Notes	3.625%	8/1/12	2,429,000	2,474,437
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	44,380,000	43,852,588
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	5,550,000	1,332,000	(a)(c)(d)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	80,340,000	19,281,600	(a)(c)(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	9

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	5,530,000	$553	(a)(b)(g)
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	1,690,000	333,775	(a)
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	6.200%	9/26/14	8,690,000	1,716,275	(a)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	2,640	(a)
Merrill Lynch and Co. Inc.	6.050%	5/16/16	390,000	403,003
Morgan Stanley, Medium-Term Notes	5.625%	1/9/12	470,000	489,058
Morgan Stanley, Medium-Term Notes	0.754%	10/18/16	7,380,000	6,419,353	(b)
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	8,460,000	8,474,517
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	11,430,000	11,373,422
Total Capital Markets				143,846,857
Commercial Banks — 3.8%
BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	2,240,000	1,512,000	(b)(g)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	12,310,000	12,807,102	(d)
Bank One Corp.	7.875%	8/1/10	150,000	150,669
Bank One Corp., Subordinated Notes	5.900%	11/15/11	2,000,000	2,101,754
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	459,000	445,230	(d)
Barclays Bank PLC, Senior Notes	5.200%	7/10/14	3,955,000	4,173,917
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	11,715,000	11,823,293	(d)
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	10,260,000	10,547,537	(d)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,390,000	4,557,013	(d)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	22,940,000	21,678,300	(b)(d)(g)
Glitnir Banki HF, Notes	6.330%	7/28/11	10,670,000	2,774,200	(a)(c)(d)
Glitnir Banki HF, Notes	6.375%	9/25/12	18,040,000	4,690,400	(a)(c)(d)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	60,000	41,700	(b)(d)(g)
HBOS Treasury Services PLC	5.250%	2/21/17	4,570,000	4,795,406	(d)
HSBC Capital Funding LP, Subordinated Notes	4.610%	6/27/13	2,090,000	1,801,553	(b)(d)(g)
Hypothekenbank in Essen AG	5.000%	1/20/12	1,380,000	1,458,169	(d)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	11,972,000	11,014,360	(b)(d)
Korea Development Bank	5.500%	11/13/12	60,000	63,632
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	28,520,000	3,208,500	(a)(c)(d)
Lloyds TSB Bank PLC, Bonds	4.375%	1/12/15	18,000,000	17,342,262	(d)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	15,670,000	14,790,835	(d)
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	6,300,000	6,142,500
Nordea Bank AB, Senior Notes	3.700%	11/13/14	14,170,000	14,435,092	(d)
Nordea Bank AB, Senior Notes	4.875%	1/27/20	8,950,000	9,192,044	(d)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	13,172,000	16,267,420	(b)(d)(g)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	12,200,000	11,226,562	(b)(d)(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	7,500,000	4,293,750	(a)(b)(g)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	20,510,000	20,789,695
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	4,130,000	4,109,193
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	5,615,000	5,572,888	(d)
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	15,000,000	14,410,545	(d)
Shinsei Finance Cayman Ltd., Junior Subordinated Bonds	6.418%	7/20/16	26,025,000	16,730,822	(b)(d)(g)
SunTrust Capital, Trust Preferred Securities	6.100%	12/15/36	3,140,000	2,390,325	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.800%	3/15/11	8,420,000	6,693,900	(b)(g)

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Banks — continued
Wachovia Corp., Senior Notes	5.750%	2/1/18	23,000,000	$25,197,604
Wachovia Corp., Subordinated Notes	5.250%	8/1/14	720,000	762,470
Wells Fargo & Co., Notes	5.300%	8/26/11	75,000	77,899
Wells Fargo & Co., Subordinated Notes	5.000%	11/15/14	130,000	137,331
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	6,995,000	6,203,949
Total Commercial Banks				296,411,821
Consumer Finance — 1.5%
Aiful Corp., Notes	5.000%	8/10/10	8,880,000	8,591,400	(d)
American Express Co., Subordinated Debentures	6.800%	9/1/66	10,485,000	9,986,962	(b)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	33,140,000	35,654,365
American General Finance Corp., Medium-Term Notes	6.900%	12/15/17	8,500,000	6,768,125
Caterpillar Financial Services Corp., Senior Notes	6.200%	9/30/13	290,000	328,958
Ford Motor Credit Co., Senior Notes	7.250%	10/25/11	2,525,000	2,593,857
Ford Motor Credit Co., LLC, Notes	7.000%	10/1/13	5,000,000	5,098,310
GMAC Inc., Senior Notes	6.625%	5/15/12	177,000	177,000
HSBC Finance Corp.	6.375%	8/1/10	1,000,000	1,002,901
HSBC Finance Corp.	7.000%	5/15/12	160,000	172,282
HSBC Finance Corp., Senior Notes	8.000%	7/15/10	70,000	70,112
HSBC Finance Corp., Subordinated Notes	6.375%	11/27/12	520,000	561,568
SLM Corp.	5.000%	4/15/15	740,000	636,440
SLM Corp., Medium-Term Notes	5.000%	10/1/13	11,890,000	11,366,436
SLM Corp., Medium-Term Notes	5.375%	5/15/14	25,005,000	22,863,572
SLM Corp., Medium-Term Notes	5.050%	11/14/14	4,690,000	4,194,567
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	4,160,000	3,053,236
SLM Corp., Senior Notes	8.000%	3/25/20	5,750,000	5,049,570
Total Consumer Finance				118,169,661
Diversified Financial Services — 5.1%
Air 2 US, Notes	8.027%	10/1/19	9,845,005	9,082,017	(d)
Bank of America Corp.	5.750%	12/1/17	480,000	497,799
Bank of America Corp., Senior Notes	4.500%	4/1/15	25,520,000	25,793,600
Bank of America Corp., Senior Notes	7.625%	6/1/19	5,845,000	6,695,494
Bank of America Corp., Senior Notes	5.625%	7/1/20	20,750,000	20,914,817
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	2,030,000	2,022,489
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,760,000	6,192,772
Citigroup Inc., Notes	6.500%	8/19/13	150,000	159,777
Citigroup Inc., Notes	6.000%	12/13/13	20,500,000	21,506,816
Citigroup Inc., Senior Notes	6.375%	8/12/14	5,040,000	5,353,251
Citigroup Inc., Senior Notes	5.500%	10/15/14	1,101,000	1,131,955
Citigroup Inc., Senior Notes	6.010%	1/15/15	18,410,000	19,309,936
Citigroup Inc., Senior Notes	5.875%	5/29/37	6,040,000	5,664,451
Citigroup Inc., Senior Notes	6.875%	3/5/38	36,010,000	37,776,831
Citigroup Inc., Subordinated Notes	5.000%	9/15/14	270,000	270,054
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	1,560,000	1,417,868
European Investment Bank, Senior Bonds	4.625%	3/21/12	50,000	52,956
General Electric Capital Corp., Medium-Term Notes	5.450%	1/15/13	1,175,000	1,262,704
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	53,010,000	54,498,945

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	11

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
General Electric Capital Corp., Senior Notes	5.625%	5/1/18	530,000	$563,238
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	48,530,000	53,583,526
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	47,395,000	44,077,350	(b)
ILFC E-Capital Trust I	5.900%	12/21/65	24,400,000	15,646,500	(b)(d)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	7,220,000	4,629,825	(b)(d)
JPMorgan Chase & Co., Subordinated Notes	5.750%	1/2/13	4,430,000	4,764,576
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	490,000	524,265
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	60,000	65,642
Merna Reinsurance Ltd., Subordinated Notes	2.040%	6/30/12	26,450,000	26,444,710	(b)(d)
MUFG Capital Finance 1 Ltd., Preferred Securities	6.346%	7/25/16	7,400,000	7,159,426	(b)(g)
Patrons’ Legacy	5.775%	12/23/63	8,900,000	8,357,990	(d)(f)
Pemex Finance Ltd., Notes	9.030%	2/15/11	1,500	1,522
PHH Corp.	7.125%	3/1/13	5,940,000	5,791,500
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	5,985,000	6,196,110	(d)
TNK-BP Finance SA, Senior Notes	6.625%	3/20/17	7,315,000	7,205,275	(d)
Total Diversified Financial Services				404,615,987
Insurance — 0.5%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	360,000	244,800
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	5,390,000	4,817,312
ASIF Global Financing XIX	4.900%	1/17/13	2,180,000	2,136,400	(d)
Berkshire Hathaway Inc., Senior Notes	3.200%	2/11/15	14,460,000	14,891,067
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	6,070,000	6,113,692
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	8,544,000	(d)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/66	2,905,000	2,556,400
Travelers Cos. Inc., Junior Subordinated Debentures	6.250%	3/15/67	2,760,000	2,589,904	(b)
Total Insurance				41,893,575
Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	6,240,000	6,649,226
Thrifts & Mortgage Finance — 0.0%
Countrywide Financial Corp., Medium-Term Notes	5.800%	6/7/12	350,000	368,040
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	290,000	302,323
Total Thrifts & Mortgage Finance				670,363
Total Financials				1,012,257,490
Health Care — 2.3%
Health Care Equipment & Supplies — 0.1%
Fresenius Medical Care Capital Trust IV, Senior Subordinated Notes	7.875%	6/15/11	681,000	703,984
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,810,000	7,256,777
Total Health Care Equipment & Supplies				7,960,761
Health Care Providers & Services — 1.2%
AmerisourceBergen Corp.	5.875%	9/15/15	5,350,000	5,985,441
AmerisourceBergen Corp.	5.625%	9/15/12	6,445,000	6,985,587
Community Health Systems Inc., Senior Notes	8.875%	7/15/15	5,820,000	6,001,875
DaVita Inc., Senior Notes	6.625%	3/15/13	3,449,000	3,453,311
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	11,480,450
HCA Inc., Notes	8.750%	9/1/10	256,000	257,600
HCA Inc., Notes	7.690%	6/15/25	723,000	647,085

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
HCA Inc., Notes	7.500%	11/6/33	1,105,000	$944,775
HCA Inc., Senior Notes	7.875%	2/1/11	1,000,000	1,015,000
HCA Inc., Senior Notes	6.300%	10/1/12	299,000	297,505
HCA Inc., Senior Notes	6.250%	2/15/13	1,243,000	1,221,248
HCA Inc., Senior Notes	5.750%	3/15/14	311,000	289,230
HCA Inc., Senior Secured Notes	9.625%	11/15/16	2,865,000	3,065,550	(e)
Tenet Healthcare Corp., Senior Notes	7.375%	2/1/13	6,222,000	6,222,000
Tenet Healthcare Corp., Senior Notes	9.250%	2/1/15	11,570,000	11,946,025
Tenet Healthcare Corp., Senior Notes	9.000%	5/1/15	1,250,000	1,321,875	(d)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	1,220,000	1,293,200	(d)
UnitedHealth Group Inc.	4.875%	4/1/13	18,130,000	19,381,949
UnitedHealth Group Inc., Senior Notes	4.875%	2/15/13	180,000	193,416
WellPoint Inc., Notes	5.875%	6/15/17	3,040,000	3,386,749
WellPoint Inc., Notes	7.000%	2/15/19	5,500,000	6,523,869
Total Health Care Providers & Services				91,913,740
Pharmaceuticals — 1.0%
Abbott Laboratories, Senior Notes	5.125%	4/1/19	27,200,000	30,348,917
Merck and Co. Inc.	6.000%	9/15/17	340,000	399,443
Pfizer Inc., Senior Notes	6.200%	3/15/19	17,695,000	21,028,702
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	9,990,000	11,637,281	(d)
Wyeth, Notes	5.950%	4/1/37	15,055,000	17,053,536
Total Pharmaceuticals				80,467,879
Total Health Care				180,342,380
Industrials — 2.3%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	6.000%	3/15/19	8,200,000	9,657,107
Boeing Co., Senior Notes	4.875%	2/15/20	3,100,000	3,413,249
L-3 Communications Corp., Senior Subordinated Notes	5.875%	1/15/15	800,000	790,000
Systems 2001 Asset Trust	6.664%	9/15/13	6,646,767	7,045,573	(d)
Total Aerospace & Defense				20,905,929
Airlines — 0.9%
Continental Airlines Inc.	6.503%	12/15/12	1,065,000	1,061,273
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	7,346,084	7,382,815
Continental Airlines Inc., Pass-Through Certificates	6.900%	7/2/19	52,101	52,101
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	9,243,352	9,067,728
Continental Airlines Inc., Pass-Through Certificates	6.703%	12/15/22	203,503	202,994
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	1,950,000	1,930,500	(d)
Delta Air Lines Inc., Pass-Through Certificates	6.619%	3/18/11	1,740,482	1,766,589
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	350,000	346,500
Delta Air Lines Inc., Pass-Through Certificates	7.111%	3/18/13	950,000	980,875
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	15,048,049	14,859,948
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.570%	5/18/12	11,140,000	11,279,250
Northwest Airlines Corp., Pass-Through Certificates	7.575%	9/1/20	9,061,932	9,152,551
Northwest Airlines Inc.	0.833%	2/6/15	1,028,569	910,284	(b)
Northwest Airlines Inc., Pass-Through Certificates	1.001%	5/20/14	3,565,272	3,159,722	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	13

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	$5,398,630
United Airlines, Pass-Through Trust, Secured Notes	9.750%	1/15/17	6,040,000	6,447,700
Total Airlines				73,999,460
Building Products — 0.2%
Masco Corp.	7.125%	8/15/13	5,830,000	6,117,507
Masco Corp.	6.125%	10/3/16	8,270,000	8,001,663
Total Building Products				14,119,170
Commercial Services & Supplies — 0.2%
Waste Management Inc.	5.000%	3/15/14	6,938,000	7,521,708
Waste Management Inc.	7.125%	12/15/17	500,000	592,395
Waste Management Inc., Senior Notes	7.375%	8/1/10	6,055,000	6,081,557
Waste Management Inc., Senior Notes	6.375%	11/15/12	2,110,000	2,311,902
Total Commercial Services & Supplies				16,507,562
Industrial Conglomerates — 0.6%
General Electric Co., Notes	5.000%	2/1/13	7,055,000	7,565,464
Tyco International Group SA, Guaranteed Notes	6.750%	2/15/11	35,798,000	37,122,884
Tyco International Group SA, Notes	6.000%	11/15/13	5,398,000	6,041,992
Total Industrial Conglomerates				50,730,340
Road & Rail — 0.1%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	4,092,000	4,889,940
Total Industrials				181,152,401
Information Technology — 0.2%
Communications Equipment — 0.2%
Motorola Inc.	8.000%	11/1/11	10,850,000	11,645,565
IT Services — 0.0%
Electronic Data Systems Corp.	6.000%	8/1/13	775,000	873,849
International Business Machines Corp	4.750%	11/29/12	40,000	43,301
International Business Machines Corp., Senior Notes	5.600%	11/30/39	1,500,000	1,667,602
Total IT Services				2,584,752
Semiconductors & Semiconductor Equipment — 0.0%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,320,000	1,478,824
Total Information Technology				15,709,141
Materials — 1.3%
Chemicals — 0.0%
Westlake Chemical Corp., Senior Notes	6.625%	1/15/16	810,000	777,600
Containers & Packaging — 0.1%
Ball Corp., Senior Notes	6.750%	9/15/20	8,950,000	9,039,500
Metals & Mining — 1.2%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	7,165,000	8,591,114
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	23,410,000	28,074,349
Corporacion Nacional del Cobre, Senior Notes	4.750%	10/15/14	2,590,000	2,795,848	(d)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	14,195,000	15,614,500
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	6,528,000	7,440,223
Rio Tinto Finance USA Ltd., Senior Notes	5.875%	7/15/13	3,732,000	4,088,973
Steel Dynamics Inc., Senior Notes	6.750%	4/1/15	5,890,000	5,912,088
Steel Dynamics Inc., Senior Notes	7.750%	4/15/16	1,980,000	1,989,900

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	800,000	$945,453
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	640,000	755,200
Teck Resources Ltd., Senior Secured Notes	10.750%	5/15/19	1,330,000	1,629,649
Vale Overseas Ltd., Notes	8.250%	1/17/34	1,710,000	2,007,080
Vale Overseas Ltd., Notes	6.875%	11/21/36	12,386,000	12,912,541
Total Metals & Mining				92,756,918
Paper & Forest Products — 0.0%
Georgia-Pacific Corp., Notes	8.125%	5/15/11	9,000	9,371
Total Materials				102,583,389
Telecommunication Services — 2.8%
Diversified Telecommunication Services — 2.0%
AT&T Inc., Global Notes	5.600%	5/15/18	15,700,000	17,464,884
AT&T Inc., Senior Notes	6.400%	5/15/38	3,257,000	3,580,886
BellSouth Corp.	5.200%	9/15/14	8,250,000	9,167,392
BellSouth Corp., Notes	4.750%	11/15/12	640,000	686,140
British Telecommunications PLC, Bonds	9.875%	12/15/30	11,210,000	13,680,908	(b)
British Telecommunications PLC, Senior Notes	9.375%	12/15/10	2,315,000	2,394,229	(b)
CenturyTel Inc.	6.000%	4/1/17	8,270,000	8,245,124
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	20,180,000	22,079,786
Intelsat Corp., Senior Notes	9.250%	8/15/14	1,840,000	1,881,400
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	1,367,000	1,435,350
Intelsat Jackson Holdings Ltd., Senior Notes	8.500%	11/1/19	2,460,000	2,484,600	(d)
Koninklijke KPN NV, Senior Notes	8.000%	10/1/10	14,800,000	15,035,808
Qwest Communications International Inc., Senior Notes	7.500%	2/15/14	2,754,000	2,760,885
Qwest Corp., Debentures	6.875%	9/15/33	5,600,000	5,138,000
Qwest Corp., Senior Notes	7.500%	10/1/14	2,680,000	2,850,850
SBC Communications Inc., Notes	5.100%	9/15/14	8,640,000	9,584,715
Telecom Italia Capital S.p.A., Senior Notes	5.250%	10/1/15	6,280,000	6,338,084
Telecom Italia Capital SA	5.250%	11/15/13	1,260,000	1,301,449
Telecom Italia Capital SA, Senior Notes	4.950%	9/30/14	3,730,000	3,737,482
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	14,085,000	14,117,297
Verizon Global Funding Corp., Notes	7.375%	9/1/12	155,000	174,141
Verizon New York Inc., Senior Debentures	6.875%	4/1/12	3,942,000	4,259,607
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	4,800,000	4,968,000	(d)
Windstream Corp., Senior Notes	8.625%	8/1/16	574,000	578,305
Total Diversified Telecommunication Services				153,945,322
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,290,000	6,875,693
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	4,980,000	5,145,202	(d)
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	8.500%	11/15/18	18,795,000	24,436,112
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	6,215,000	6,339,300
Rogers Cable Inc., Senior Secured Notes	7.875%	5/1/12	687,000	763,831
Rogers Cable Inc., Senior Secured Second Priority Notes	6.750%	3/15/15	130,000	150,594
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	1,850,000	2,100,431
Sprint Capital Corp., Global Notes	6.900%	5/1/19	720,000	651,600

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	15

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	15,757,000	$16,525,154
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,440,000	3,285,200
Total Wireless Telecommunication Services				66,273,117
Total Telecommunication Services				220,218,439
Utilities — 2.2%
Electric Utilities — 0.6%
Detroit Edison Co.	5.200%	10/15/12	10,000	10,784
Duke Energy Corp., Senior Notes	5.625%	11/30/12	1,010,000	1,104,799
Exelon Corp., Bonds	5.625%	6/15/35	455,000	440,824
FirstEnergy Corp., Notes	6.450%	11/15/11	142,000	149,987
FirstEnergy Corp., Notes	7.375%	11/15/31	25,665,000	27,060,996
Hydro-Quebec, Global Debentures	6.300%	5/11/11	1,720,000	1,800,929
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	2,650,000	2,956,653
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	40,000	51,179
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	11,790,000	12,813,938
Progress Energy Inc.	7.100%	3/1/11	52,000	54,068
Total Electric Utilities				46,444,157
Gas Utilities — 0.1%
Southern Natural Gas Co., Notes	5.900%	4/1/17	50,000	52,973	(d)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	9,410,000	10,662,640
Total Gas Utilities				10,715,613
Independent Power Producers & Energy Traders — 1.4%
AES Corp., Senior Notes	7.750%	3/1/14	20,549,000	20,908,607
AES Corp., Senior Notes	7.750%	10/15/15	7,490,000	7,583,625
AES Corp., Senior Notes	8.000%	6/1/20	3,299,000	3,315,495
Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes	8.000%	6/1/16	7,205,000	7,367,112	(d)
Dynegy Holdings Inc., Senior Notes	7.750%	6/1/19	755,000	521,894
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	96,487,830	62,717,090	(e)
NRG Energy Inc., Senior Notes	7.250%	2/1/14	3,130,000	3,173,038
NRG Energy Inc., Senior Notes	7.375%	2/1/16	2,546,000	2,533,270
NRG Energy Inc., Senior Notes	7.375%	1/15/17	595,000	589,050
Total Independent Power Producers & Energy Traders				108,709,181
Multi-Utilities — 0.1%
Dominion Resources Inc., Notes	4.750%	12/15/10	1,010,000	1,027,485
Dominion Resources Inc., Senior Notes	5.700%	9/17/12	5,495,000	5,939,507
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	90,000	118,877
Total Multi-Utilities				7,085,869
Total Utilities				172,954,820
Total Corporate Bonds & Notes (Cost — $2,647,949,787)				2,592,966,092
Asset-Backed Securities — 4.0%
Financials — 4.0%
Automobiles — 0.3%
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	3,630,000	3,761,049	(d)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	13,890,000	15,029,977	(d)

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
Honda Auto Receivables Owner Trust, 2009-2 A3	2.790%	1/15/13	80,000	$81,406
Nissan Auto Receivables Owner Trust, 2009-A A3	3.200%	2/15/13	55,000	56,229
Total Automobiles				18,928,661
Credit Cards — 0.0%
Chase Issuance Trust, 2007-A17 A	5.120%	10/15/14	100,000	108,623
Chase Issuance Trust, 2009-A2 A2	1.900%	4/15/14	160,000	163,614	(b)
Total Credit Cards				272,237
Diversified Financial Services — 0.0%
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	4,475,000	1,633,375	(d)(f)
Home Equity — 3.0%
ACE Securities Corp., 2006-GP1 A	0.477%	2/25/31	321,086	263,452	(b)
ACE Securities Corp., 2006-SL3 A1	0.447%	6/25/36	897,701	102,621	(b)
AFC Home Equity Loan Trust, 2002-2 2A	0.647%	6/25/30	365,157	167,864	(b)
Asset-Backed Securities Corp., Home Equity Loan Trust, 2001-HE3 A1	0.890%	11/15/31	206,547	176,841	(b)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	0.847%	9/25/34	7,170,620	5,591,169	(b)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.627%	2/25/36	1,194,527	1,124,443	(b)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.567%	12/25/36	3,932,387	3,074,297	(b)(d)
CDC Mortgage Capital Trust, 2002-HE1 A	0.967%	1/25/33	392,400	316,872	(b)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	855,215	752,204
Countrywide Asset-Backed Certificates, 2002-BC1	1.007%	4/25/32	114,647	63,344	(b)
Countrywide Asset-Backed Certificates, 2003-1	1.027%	6/25/33	256,719	149,905	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.967%	9/25/33	637,078	508,734	(b)
Countrywide Asset-Backed Certificates, 2004-15	4.614%	12/25/32	6,058,014	6,032,710	(b)
Countrywide Asset-Backed Certificates, 2004-2 M1	0.847%	5/25/34	390,000	267,964	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.687%	12/25/36	196,545	88,446	(b)(d)
Countrywide Home Equity Loan Trust, 2002-F A	0.700%	11/15/28	237,823	191,407	(b)
Countrywide Home Equity Loan Trust, 2004-I A	0.640%	2/15/34	323,471	158,850	(b)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.490%	7/15/36	314,692	140,935	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.487%	11/15/36	1,992,600	1,436,356	(b)
Countrywide Home Equity Loan Trust, 2006-RES	0.610%	6/15/29	399,253	96,499	(b)(d)
Credit-Based Asset Servicing and Securitization, 2007-RP1 A	0.657%	5/25/46	27,807,155	16,600,872	(b)(d)(f)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 AF2	5.650%	10/25/36	388,924	390,779	(d)
EMC Mortgage Loan Trust, 2002-B A1	0.997%	2/25/41	416,102	339,906	(b)(d)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.547%	5/25/28	648,737	564,322	(b)(d)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.587%	10/25/34	41,907,223	32,201,510	(b)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	1.097%	2/25/31	3,910,986	2,819,328	(b)(d)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.557%	11/25/36	1,563,963	626,516	(b)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	139,352	86,812
Greenpoint Mortgage Funding Trust, 2005-HE1	0.747%	9/25/34	2,896,873	2,481,200	(b)
GSAA Home Equity Trust, 2005-6 A3	0.717%	6/25/35	5,000,000	3,002,970	(b)
GSAA Home Equity Trust, 2007-6 A4	0.647%	5/25/47	24,440,000	13,714,628	(b)
GSAMP Trust, 2006-S4 A1	0.437%	5/25/36	145,873	10,553	(b)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.607%	3/25/31	65,700	33,578	(b)
Indymac Seconds Asset Backed Trust, 2006-A A	0.477%	6/25/36	516,044	52,497	(b)
Lehman XS Trust, 2005-5N 1A1	0.647%	11/25/35	14,546,992	9,649,907	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	17

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Home Equity — continued
Lehman XS Trust, 2005-5N 3A1A	0.647%	11/25/35	4,070,591	$2,614,480	(b)
Lehman XS Trust, 2006-2N 1A1	0.607%	2/25/46	3,308,323	1,656,160	(b)
Lehman XS Trust, 2006-4N A2A	0.567%	4/25/46	5,414,961	2,450,833	(b)
Lehman XS Trust, 2007-9 1A1	0.467%	6/25/37	501,491	271,828	(b)
Long Beach Mortgage Loan Trust, 2006-8 2A4	0.587%	9/25/36	7,366,790	2,372,143	(b)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.507%	10/25/36	6,101,357	2,220,992	(b)
Merrill Lynch Mortgage Investors Inc., 2005-SD1 A2	5.666%	5/25/46	613,071	599,753	(b)
Merrill Lynch Mortgage Investors Trust, 2007-SD1 A1	0.797%	2/25/47	73,141,358	34,665,932	(b)
Morgan Stanley ABS Capital I, 2003-HE3 M1	1.367%	10/25/33	1,400,000	1,097,891	(b)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.497%	3/25/36	269,068	62,056	(b)
MSCC HELOC Trust, 2005-1 A	0.537%	7/25/17	1,523,499	994,746	(b)
Option One Mortgage Loan Trust, 2003-1 A2	1.187%	2/25/33	11,318	9,286	(b)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.887%	8/25/31	207,819	83,824	(b)
RAAC, 2007-RP2 M1	0.997%	2/25/46	600,000	18,578	(b)(d)
RAAC Series, 2006-RP2 A	0.597%	2/25/37	301,036	187,306	(b)(d)
RAAC Series, 2006-RP3 A	0.617%	5/25/36	31,649	17,556	(b)(d)
RAAC Series, 2006-RP4 A	0.637%	1/25/46	21,147,636	11,796,659	(b)(d)
RAAC Series, 2007-SP3 A1	1.547%	9/25/47	638,679	440,588	(b)
Renaissance Home Equity Loan Trust, 2003-4 A3	0.967%	3/25/34	14,388,562	13,046,498	(b)
Renaissance Home Equity Loan Trust, 2005-1	0.677%	5/25/35	2,148,281	1,680,740	(b)
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	1.007%	5/25/33	626,981	405,200	(b)
Residential Funding Mortgage Securities II, 2003-HS3	0.637%	8/25/33	143,979	92,513	(b)
Residential Funding Securities Corp., 2002-RP2 A1	1.097%	10/25/32	4,892,707	2,678,757	(b)(d)(f)
SACO I Trust, 2006-3 A3	0.807%	4/25/36	2,485,183	422,297	(b)
SACO I Trust, 2006-5 1A	0.647%	4/25/36	206,867	34,552	(b)
SACO I Trust, 2006-6 A	0.477%	6/25/36	313,053	57,796	(b)
Salomon Brothers Mortgage Securities VII, 2002-CIT1	0.947%	3/25/32	19,203	19,124	(b)
Securitized Asset Backed Receivables LLC, 2007-BR3 A2B	0.567%	4/25/37	51,787,000	18,601,528	(b)
Securitized Asset-Backed Receivables LLC, 2007-BR2 A2	0.577%	2/25/37	27,767,082	13,051,917	(b)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.687%	7/25/29	15,706	7,659	(b)
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	8,040,137	7,524,853
Structured Asset Securities Corp., 2005-SC1 1A2	8.666%	5/25/31	568,885	437,132	(b)(d)
Structured Asset Securities Corp., 2006-ARS1 A1	0.457%	2/25/36	676,977	28,277	(b)(d)
Terwin Mortgage Trust, 2006-10SLC A1	2.699%	10/25/37	24,376,445	5,969,694	(b)(d)
Truman Capital Mortgage Loan Trust, 2006-1 A	0.607%	3/25/36	17,714,080	10,805,589	(b)(d)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	2,929	2,761
Wachovia Asset Securitization Inc., 2002-HE1	0.717%	9/27/32	484,583	378,117	(b)
Wachovia Asset Securitization Inc., 2002-HE2	0.777%	12/25/32	51,730	38,013	(b)
Wachovia Asset Securitization Inc., 2003-HE1	0.637%	3/25/33	11,395	6,880	(b)
Total Home Equity				240,130,799
Manufactured Housing — 0.2%
Conseco Finance Securitizations Corp., 2000-4 A6	8.310%	5/1/32	1,751,060	1,379,783	(b)
Green Tree Financial Corp., 1992-2 B	9.150%	1/15/18	86,095	53,491
Green Tree Financial Corp., 1993-2	8.000%	7/15/18	265,516	267,586
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/27	1,613,197	161,146	(b)

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Manufactured Housing — continued
Lehman ABS Manufactured Housing Contract, 2001-B A3	4.350%	5/15/14	2,482,424	$2,505,079
Lehman ABS Manufactured Housing Contract, 2001-B A6	6.467%	8/15/28	1,688,724	1,780,806	(b)
Origen Manufactured Housing Contract Trust, 2005-B	5.910%	1/15/37	4,797,000	5,171,383
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	1,500,000	1,536,834
Origen Manufactured Housing Contract Trust, 2005-B	6.480%	1/15/37	2,100,000	2,082,738
Vanderbilt Mortgage Finance, 1997-B 1B2	8.155%	10/7/26	154,986	141,127
Vanderbilt Mortgage Finance, 1997-C 1B2	7.830%	8/7/27	335,012	323,063	(b)
Vanderbilt Mortgage Finance, 1999-D IIB4	3.601%	1/7/30	4,100,000	2,962,102	(b)
Total Manufactured Housing				18,365,138
Student Loan — 0.5%
EFS Volunteer LLC, 2010-1 A2	1.389%	10/25/35	8,750,000	8,148,438	(b)(d)
Kentucky Higher Education Student Loan Corp., 2010-1 A2	1.439%	5/1/34	10,255,000	10,237,874	(b)
Nelnet Student Loan Trust, 2008-4 A4	1.796%	4/25/24	430,000	442,972	(b)
SLM Student Loan Trust, 2006-5 A5	0.426%	1/25/27	12,930,000	12,189,067	(b)
Student Loan Consolidation Center, 2002-1 A1	2.898%	3/1/42	800,000	712,000	(b)(d)(f)
Student Loan Consolidation Center, 2002-2 A16	1.841%	7/1/42	2,200,000	1,958,000	(b)(d)(f)
Student Loan Consolidation Center, 2002-2 A9	1.845%	7/1/42	5,400,000	4,806,000	(b)(d)(f)
Total Student Loan				38,494,351
Total Asset-Backed Securities (Cost — $474,309,817)				317,824,561
Collateralized Mortgage Obligations — 14.1%
American Home Mortgage Assets, 2006-3 3A12	0.537%	10/25/46	14,840,594	7,888,770	(b)
American Home Mortgage Investment Trust, 2005-4 1A1	0.637%	11/25/45	12,397,813	7,443,089	(b)
Banc of America Commercial Mortgage Inc., 2005-5 A4	5.115%	10/10/45	2,190,000	2,325,162	(b)
Banc of America Commercial Mortgage Inc., 2007-5 A3	5.620%	2/10/51	2,430,000	2,510,475
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	240,111	243,619
Banc of America Funding Corp., 2005-F 2A1	3.597%	9/20/35	16,411,292	9,245,810	(b)
Banc of America Funding Corp., 2006-8T2 A2	5.791%	10/25/36	9,538	8,632
Bayview Commercial Asset Trust, 2006-2A A1	0.577%	7/25/36	1,474,256	924,307	(b)(d)
Bayview Commercial Asset Trust, 2006-SP1 A1	0.617%	4/25/36	1,221,009	1,104,924	(b)(d)
Bear Stearns ARM Trust, 2005-12 11A1	3.417%	2/25/36	525,088	341,646	(b)
Bear Stearns Commercial Mortgage Securities, 2007-PW17 A3	5.736%	6/11/50	6,250,000	6,541,473
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.547%	10/25/36	1,419,599	728,758	(b)(d)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.273%	12/25/35	302,403	162,868	(b)
Citigroup Mortgage Loan Trust Inc., 2005-5	2.267%	8/25/35	189,370	104,005	(b)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.747%	5/25/35	5,692,563	5,066,666	(b)(d)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A3	0.587%	11/25/36	37,346,000	21,777,312	(b)
Commercial Capital Access One Inc., 2I	12.000%	11/15/27	1,661,826	297,544	(d)
Commercial Mortgage Pass-Through Certificates, 2001-J1A A2	6.457%	2/16/34	165,758	167,131	(b)(d)
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	17,611,972	18,102,149
Countrywide Alternative Loan Trust, 2004-33 2A1	3.585%	12/25/34	36,091	27,579	(b)
Countrywide Alternative Loan Trust, 2004-J9 3A4	0.737%	10/25/34	63,258	59,294	(b)
Countrywide Alternative Loan Trust, 2005-38 A3	0.697%	9/25/35	14,617,524	8,302,505	(b)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.677%	10/25/35	18,295,881	9,970,871	(b)
Countrywide Alternative Loan Trust, 2005-44 2A1	0.657%	10/25/35	9,444,513	4,765,040	(b)
Countrywide Alternative Loan Trust, 2005-56 3A1	0.637%	11/25/35	11,563,879	6,011,795	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	19

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Countrywide Alternative Loan Trust, 2005-56 4A1	0.657%	11/25/35	5,893,396	$3,181,220	(b)
Countrywide Alternative Loan Trust, 2005-72 A1	0.617%	1/25/36	3,902,226	2,363,856	(b)
Countrywide Alternative Loan Trust, 2006-0A1 2A1	0.558%	3/20/46	144,430	75,483	(b)
Countrywide Alternative Loan Trust, 2006-0A10 4A1	0.537%	8/25/46	616,390	319,852	(b)
Countrywide Alternative Loan Trust, 2006-0A2 A1	0.558%	5/20/46	13,514,541	6,848,345	(b)
Countrywide Alternative Loan Trust, 2006-0A2 A5	0.578%	5/20/46	6,899,574	3,000,480	(b)
Countrywide Alternative Loan Trust, 2006-OA18 A2	0.587%	12/25/36	270,426	73,212	(b)
Countrywide Alternative Loan Trust, 2006-OA9 2A1B	0.548%	7/20/46	689,670	268,406	(b)
Countrywide Alternative Loan Trust, 2006-OC2 2A3	0.637%	2/25/36	10,000,000	1,968,950	(b)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-HYB1 2A1	5.160%	3/20/36	195,171	122,352	(b)
Countrywide Home Loan Mortgage Pass-Through Trust, 2005-9 1A1	0.647%	5/25/35	6,973,088	4,014,755	(b)
Countrywide Home Loans, 2005-R3 AF	0.747%	9/25/35	4,721,871	3,790,676	(b)(d)
Countrywide Home Loans, 2006-OA5 1A1	0.547%	4/25/46	4,331,714	2,200,281	(b)
Countrywide Home Loans Pass-Through Certificates, 2006-HYB3 2A1A	5.578%	5/20/36	764,043	554,378	(b)
Credit Suisse Mortgage Capital Certificates, 2006-C1 A4	5.609%	2/15/39	11,030,000	11,605,612	(b)
Credit Suisse Mortgage Capital Certificates, 2007-C4 A3	5.998%	9/15/39	8,600,000	8,728,837	(b)
Credit Suisse Mortgage Capital Certificates, 2007-C5 A3	5.694%	9/15/40	2,740,000	2,780,618	(b)
CS First Boston Mortgage Securities Corp., 2005-C5 A4	5.100%	8/15/38	3,875,000	4,084,156	(b)
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.190%	6/26/35	29,770,000	24,748,962	(b)(d)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 1A1A	1.333%	3/19/46	1,756,126	836,856	(b)
Federal National Mortgage Association (FNMA), 2010-75 PU	4.500%	4/25/39	25,865,000	26,591,806	(f)
FFCA Secured Lending Corp., 1999-1A IO	1.179%	9/18/25	116,880	2,082	(b)(c)(d)
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.717%	2/25/37	601,622	299,222	(b)
GE Capital Commercial Mortgage Corp., 2007-C1 A4	5.543%	12/10/49	11,000,000	10,471,703
GMAC Mortgage Corp. Loan Trust, 2005-AR6 2A1	5.031%	11/19/35	264,514	200,086	(b)
Government National Mortgage Association (GNMA)	4.500%	7/30/40	22,650,000	24,009,000	(f)
Government National Mortgage Association (GNMA), 2009-106 PD	4.500%	4/20/38	5,800,000	6,160,861
Government National Mortgage Association (GNMA), 2010-42 PC	5.000%	7/20/39	7,100,000	7,625,717
Government National Mortgage Association (GNMA), 2010-59 LB	4.500%	10/20/39	26,377,000	27,945,326
Government National Mortgage Association (GNMA), 2010-59 PB	4.500%	7/20/39	14,600,000	15,754,385
Government National Mortgage Association (GNMA), 2010-61 PD	4.500%	10/20/38	19,980,000	21,141,621
Government National Mortgage Association (GNMA), 2010-73 TZ	4.500%	2/20/40	12,000,000	11,595,600
Government National Mortgage Association (GNMA), 2010-86 PB	4.500%	7/1/40	40,000,000	42,252,000
Greenpoint Mortgage Funding Trust, 2005-AR5 2A2	0.617%	11/25/46	4,570,364	1,188,295	(b)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.577%	4/25/36	4,414,410	1,753,563	(b)
Greenpoint Mortgage Funding Trust, 2007-AR2 1A1	0.477%	4/25/47	37,635,448	27,062,710	(b)
GS Mortgage Securities Corp. II, 2005-GG4 AABA	4.680%	7/10/39	17,200,616	17,806,014
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.697%	3/25/35	16,842,453	13,531,361	(b)(d)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.697%	9/25/35	26,112,001	20,911,117	(b)(d)
GSR Mortgage Loan Trust, 2005-AR7 1A1	3.677%	11/25/35	2,279,245	1,640,847	(b)
Harborview Mortgage Loan Trust, 2005-3	0.588%	6/19/35	14,150,920	8,119,373	(b)
Harborview Mortgage Loan Trust, 2005-7 1A1	3.675%	6/19/45	5,387,094	2,722,018	(b)
Harborview Mortgage Loan Trust, 2006-13 A	0.528%	11/19/46	646,661	327,253	(b)
Harborview Mortgage Loan Trust, 2006-2	3.186%	2/25/36	3,587,759	1,944,167	(b)
Harborview Mortgage Loan Trust, 2006-7 2A1A	0.548%	9/19/46	3,030,046	1,678,900	(b)

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Harborview Mortgage Loan Trust, 2007-4 2A1	0.568%	7/19/47	27,717,385	$17,305,932	(b)
Impac CMB Trust, 2003-4 1A1	0.987%	10/25/33	99,502	79,460	(b)
IMPAC Secured Assets Corp., 2005-2 A1	0.667%	3/25/36	361,231	200,326	(b)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.547%	5/25/36	130,537	57,472	(b)
Impac Secured Assets Corp., 2006-2 2A1	0.697%	8/25/36	3,957,193	3,189,232	(b)
Indymac Inda Mortgage Loan Trust, 2007-AR7 1A1	6.020%	11/25/37	10,537,763	8,012,040	(b)
Indymac Index Mortgage Loan Trust, 2004-AR2 2A1	0.967%	6/25/34	33,476	19,965	(b)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	3.000%	3/25/35	259,107	186,643	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	5.099%	9/25/35	8,351,492	6,070,800	(b)
Indymac Index Mortgage Loan Trust, 2006-AR15 A1	0.467%	7/25/36	231,172	110,346	(b)
Indymac Index Mortgage Loan Trust, 2006-AR6 2A1A	0.547%	6/25/47	533,672	271,497	(b)
Indymac INDX Mortgage Loan Trust, 2004-AR15	2.813%	2/25/35	329,772	201,810	(b)
Indymac INDX Mortgage Loan Trust, 2005-AR13	2.752%	8/25/35	568,455	312,711	(b)
Indymac INDX Mortgage Loan Trust, 2005-AR9 1A1	1.789%	7/25/35	112,359	68,243	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 A4	5.399%	5/15/45	310,000	326,340
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 A3	5.336%	5/15/47	25,134,000	24,841,083
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 HS	5.939%	5/15/47	5,000,000	403,853	(b)(d)
JPMorgan Mortgage Trust, 2004-A3 SF3	4.559%	6/25/34	204,021	206,294	(b)
JPMorgan Mortgage Trust, 2007-A2 4A2	5.992%	4/25/37	10,700,000	8,885,398	(b)
La Hipotecaria SA, 2007-1GA A	5.500%	12/23/36	311,388	288,812	(b)(d)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, STRIPS	1.131%	6/15/36	7,880,177	46,428	(b)(c)(d)
LB-UBS Commercial Mortgage Trust, 2005-C3 A5	4.739%	7/15/30	3,000,000	3,128,992
LB-UBS Commercial Mortgage Trust, 2005-C3 AAB	4.664%	7/15/30	4,100,000	4,255,921
LB-UBS Commercial Mortgage Trust, 2005-C5 A4	4.954%	9/15/30	1,570,000	1,657,858
Lehman XS Trust, 2007-8H A1	0.477%	6/25/37	53,690,979	23,903,278	(b)
Luminent Mortgage Trust, 2006-4 A1A	0.537%	5/25/46	454,042	214,170	(b)
Luminent Mortgage Trust, 2006-7 2A1	0.517%	12/25/36	4,287,395	2,512,101	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.753%	12/25/34	27,015	19,452	(b)
MASTR Adjustable Rate Mortgages Trust, 2005-1 7A1	2.883%	2/25/35	487,428	373,507	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 3A1	4.657%	1/25/36	1,968,352	1,749,441	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.557%	4/25/46	453,462	239,050	(b)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.547%	5/25/47	803,222	361,378	(b)
MASTR Adjustable Rate Mortgages Trust, 2007-R5 A1	5.533%	11/25/35	6,498,419	3,712,826	(b)(d)
MASTR ARM Trust, 2004-13 3A7	2.959%	11/21/34	1,830,000	1,583,175	(b)
MASTR ARM Trust, 2004-4 3A1	2.231%	5/25/34	1,536,064	1,379,867	(b)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	4,156,667	3,929,604	(d)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	5,948,077	6,002,727	(d)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.697%	5/25/35	4,837,803	3,906,734	(b)(d)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.800%	2/25/35	124,520	124,454	(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	5.512%	3/25/36	29,910,777	17,805,287	(b)
Merrill Lynch Mortgage Trust, 2005-CK1 A6	5.405%	11/12/37	15,560,000	16,655,052	(b)
Merrill Lynch Mortgage Trust, 2005-MCP1	4.747%	6/12/43	6,000,000	6,258,362	(b)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-6 A4	5.485%	3/12/51	17,800,000	17,030,554	(b)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	6.155%	8/12/49	1,000,000	1,018,008	(b)
MLCC Mortgage Investors Inc., 2003-B A1	0.687%	4/25/28	2,192,193	1,968,070	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	21

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
MLCC Mortgage Investors Inc., 2006-1 1A	2.553%	2/25/36	620,031	$503,243	(b)
Morgan Stanley Capital I, 2005-HQ6 A4A	4.989%	8/13/42	10,000,000	10,389,141
Morgan Stanley Capital I, 2007-HQ11 A31	5.439%	2/12/44	3,995,000	4,127,382
Morgan Stanley Capital I, 2007-IQ14 A4	5.692%	4/15/49	13,000,000	12,539,791	(b)
Morgan Stanley Mortgage Loan Trust, 2004-10AR 4A	5.496%	11/25/34	3,682,587	3,574,333	(b)
Morgan Stanley Mortgage Loan Trust, 2004-8AR 4A1	2.797%	10/25/34	8,529	6,997	(b)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.552%	7/25/35	5,738,831	4,061,147	(b)
Morgan Stanley Mortgage Loan Trust, 2006-2 5A2	5.500%	2/25/36	14,342	14,342
Morgan Stanley Mortgage Loan Trust, 2006-6AR 3A1	5.955%	5/25/36	8,548,550	4,046,549	(b)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.537%	9/25/46	438,807	280,014	(b)
Prime Mortgage Trust, 2005-2 2A1	7.329%	10/25/32	827,329	804,013	(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	63,862,142	54,516,045	(d)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.797%	1/25/37	36,300,199	20,113,468	(b)
Residential Accredit Loans Inc., 2005-Q03 A1	0.747%	10/25/45	2,072,929	1,099,048	(b)
Residential Accredit Loans Inc., 2006-QO1O A1	0.507%	1/25/37	11,141,764	6,312,745	(b)
Residential Accredit Loans Inc., 2006-QO8 1A1A	0.437%	10/25/46	723,923	699,163	(b)
Residential Accredit Loans Inc., 2007-QO4 A1A	0.537%	5/25/47	11,749,243	6,040,803	(b)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	8,874,313	5,855,627
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	177,705	181,051
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	1,679,078	1,685,002
Residential Asset Mortgage Products Inc., 2005-SL2 A4	7.500%	2/25/32	8,477,068	8,740,535
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	1,406,766	1,420,038
Sequoia Mortgage Trust, 4 A	1.067%	11/22/24	6,670	5,523	(b)
Structured ARM Loan Trust, 2004-16 5A2	5.070%	11/25/34	28,943,382	25,169,741	(b)
Structured ARM Loan Trust, 2004-20 2A1	2.546%	1/25/35	300,581	253,870	(b)
Structured ARM Loan Trust, 2005-19XS 2A1	0.647%	10/25/35	333,582	222,376	(b)
Structured Asset Mortgage Investments Inc., 2002-AR5 A1	0.798%	5/19/33	1,639,527	1,434,568	(b)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	1.088%	10/19/33	567,947	465,807	(b)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.557%	4/25/36	4,775,836	2,431,707	(b)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.527%	7/25/46	424,647	223,424	(b)
Structured Asset Mortgage Investments Inc., 2006-AR7 A1A	0.557%	8/25/36	15,182,333	8,366,270	(b)
Structured Asset Mortgage Investments Inc., 2007-AR4 GA4B	0.527%	9/25/47	932,010	487,812	(b)
Terwin Mortgage Trust, 2006-9HGA A1	0.427%	10/25/37	32,516	32,216	(b)(d)
Thornburg Mortgage Securities Trust, 2004-03 A	0.717%	9/25/44	1,113,222	1,023,923	(b)
Thornburg Mortgage Securities Trust, 2004-1	2.351%	3/25/44	77,737	74,644	(b)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.207%	9/25/37	33,955,094	32,347,490	(b)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.204%	9/25/37	34,405,109	33,382,297	(b)
Voyager BRSTN Delaware Trust, IO, 2009-1 UAU7	0.595%	12/26/36	1,821,771	582,967	(b)(c)(d)
Voyager Dwnys Delaware Trust, 2009-1 UGL2	1.361%	3/20/47	1,283,796	109,123	(b)(c)(d)(f)
WaMu Mortgage Pass Through Certificates, 2005-AR14 1A1	5.029%	12/25/35	361,914	339,650	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10	1.547%	10/25/45	5,410,837	18,299	(b)(d)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 2A3	5.737%	7/25/37	23,300,000	15,684,115	(b)
Washington Mutual Inc., 2005-AR06 2A1A	0.577%	4/25/45	9,157,426	7,077,830	(b)
Washington Mutual Inc., 2005-AR15 A1A1	0.607%	11/25/45	15,546,891	12,046,120	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.617%	7/25/45	8,719,512	6,763,499	(b)

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.667%	8/25/45	29,000,795	$22,622,360	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.637%	10/25/45	16,651,326	12,945,839	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.627%	11/25/45	24,735,360	16,963,634	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.617%	12/25/45	355,568	267,231	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A2	0.637%	12/25/45	14,743,767	10,266,321	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.637%	12/25/45	23,391,411	15,614,211	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR10 1A1	5.871%	9/25/36	454,122	354,957	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2007-0A5 1A	1.171%	6/25/47	29,322,957	17,229,085	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2007-HY4 4A1	5.485%	9/25/36	112,072	92,450	(b)
Washington Mutual Inc. Pass-Through Certificates, 2005-AR1 A1A	0.667%	1/25/45	2,129,212	1,652,247	(b)
Washington Mutual Inc. Pass-Through Certificates, 2005-AR19 A1A1	0.617%	12/25/45	21,440,292	16,468,653	(b)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.770%	6/25/37	44,516,045	21,609,736	(b)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 2A3	4.420%	4/25/36	207,555	190,987	(b)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 3A2	5.217%	4/25/36	5,713,000	4,822,952	(b)
Total Collateralized Mortgage Obligations (Cost — $1,333,642,224)				1,115,952,702
Collateralized Senior Loans — 0.6%
Consumer Discretionary — 0.1%
Auto Components — 0.0%
Allison Transmission Inc., Term Loan, Tranche B	3.050 - 3.110%	8/7/14	934,413	850,024	(d)(h)
Diversified Consumer Services — 0.0%
Thomson Medical Education, First Lien Term Loan	3.030%	7/3/14	972,500	837,930	(d)(h)
Media — 0.1%
Carmike Cinemas Inc., Term Loan	5.500%	1/27/16	1,411,344	1,398,742	(d)(h)
Charter Communications Operating LLC, Term Loan	2.350%	3/6/14	1,950,089	1,805,447	(d)(h)
Citadel Broadcasting Corp., Term Loan A	2.110%	6/3/15	366,147	382,074	(d)(h)
Nielsen Finance LLC, Term Loan, Tranche B	2.350%	8/9/13	1,662,718	1,560,876	(d)(h)
SuperMedia Inc., Term Loan	11.000%	12/31/15	360,922	308,975	(d)(h)
Univision Communications, Term Loan, Tranche B	2.597%	9/29/14	993,691	832,217	(d)(h)
UPC Broadband Holding, Term Loan, Tranche N1	2.180%	12/31/14	648,288	602,908	(d)(h)
UPC Broadband Holding BV, Term Loan T	3.930%	12/30/16	351,712	327,796	(d)(h)
Total Media				7,219,035
Total Consumer Discretionary				8,906,989
Financials — 0.0%
Diversified Financial Services — 0.0%
CCM Merger Inc., Term Loan, Tranche B	8.500%	7/13/12	850,488	832,415	(d)(h)
Information Technology — 0.5%
Communications Equipment — 0.0%
Panamsat Corp., Term Loan, Tranche A	2.792%	7/3/12	950,000	878,072	(d)(h)

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	23

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — 0.4%
First Data Corp., Term Loan, Tranche B1	3.097%	9/24/14	35,753,296	$30,099,806	(d)(h)
SunGard Data Systems Inc., Term Loan, Tranche A	2.100 - 4.060%	2/28/14	1,868,986	1,780,209	(d)(h)
Total IT Services				31,880,015
Semiconductors & Semiconductor Equipment — 0.1%
Sensata Technologies, Term Loan, Tranche B	2.078%	4/26/13	1,407,948	1,311,152	(d)(h)
Total Information Technology				34,069,239
Materials — 0.0%
Containers & Packaging — 0.0%
Amscan Holdings Inc., Term Loan, Tranche B	2.788 - 4.500%	5/25/13	910,125	861,206	(d)(h)
Paper & Forest Products — 0.0%
Georgia-Pacific Corp., New Term Loan B	2.533 - 2.538%	12/21/12	431,606	416,715	(c)(h)
Total Materials				1,277,921
Utilities — 0.0%
Electric Utilities — 0.0%
TXU, Term Loan, Tranche B2	3.850 - 4.066%	10/10/14	1,215,625	895,763	(d)(h)
Total Collateralized Senior Loans (Cost — $52,398,394)				45,982,327
Mortgage-Backed Securities — 24.5%
FHLMC — 1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	4/1/11 - 11/1/36	3,396,810	3,683,818
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/13 - 7/1/20	665,048	722,483
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	10/1/16 - 4/1/32	828,043	941,393
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/29	200,865	223,569
Federal Home Loan Mortgage Corp. (FHLMC)	4.665%	8/1/35	9,333,363	9,799,564	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	3.761%	9/1/35	3,504,836	3,626,619	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.096%	9/1/35	1,195,297	1,269,630	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	3.154%	10/1/35	2,332,792	2,431,562	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.034%	12/1/35	4,109,256	4,301,108	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.185%	12/1/35	299,268	318,321	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.799%	2/1/37	21,143	22,556	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.653%	5/1/37	3,057,154	3,252,167	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.751%	5/1/37	205,845	219,760	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.768%	5/1/37	5,001,292	5,332,228	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.805%	5/1/37	52,999	56,473	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.364%	6/1/37	661,802	701,118	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.729%	6/1/37	1,406,026	1,496,211	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.854%	7/1/37	25,588,211	27,552,026	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.718%	8/1/37	6,138,631	6,543,171	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	6.021%	9/1/37	150,198	161,878	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/12/40	32,600,000	33,649,329	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	8/12/40	1,900,000	2,056,157	(i)
Total FHLMC				108,361,141
FNMA — 17.2%
Federal National Mortgage Association (FNMA)	6.500%	5/1/14 - 4/1/36	7,441,138	8,213,011
Federal National Mortgage Association (FNMA)	5.500%	1/1/17 - 9/1/36	42,279,992	45,568,664
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	746	826

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	6.000%	4/1/24 - 8/1/37	5,395,987	$5,901,802
Federal National Mortgage Association (FNMA)	4.500%	7/19/25 - 8/12/40	148,900,000	154,964,789	(i)
Federal National Mortgage Association (FNMA)	5.000%	7/19/25	34,500,000	36,807,188	(i)
Federal National Mortgage Association (FNMA)	6.000%	7/19/25	8,530,000	9,251,049	(i)
Federal National Mortgage Association (FNMA)	7.000%	8/1/29 - 7/1/32	2,716,581	3,075,465
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	13,660	15,560
Federal National Mortgage Association (FNMA)	2.648%	5/1/35	3,137,482	3,258,706	(b)
Federal National Mortgage Association (FNMA)	3.481%	6/1/35	7,965,077	8,320,736	(b)
Federal National Mortgage Association (FNMA)	5.324%	6/1/35	1,781,208	1,896,555	(b)
Federal National Mortgage Association (FNMA)	3.344%	8/1/35	1,142,012	1,188,890	(b)
Federal National Mortgage Association (FNMA)	3.257%	9/1/35	2,311,879	2,416,155	(b)
Federal National Mortgage Association (FNMA)	3.367%	9/1/35	4,623,361	4,815,264	(b)
Federal National Mortgage Association (FNMA)	3.147%	10/1/35	1,788,707	1,863,923	(b)
Federal National Mortgage Association (FNMA)	3.167%	10/1/35	1,571,933	1,637,990	(b)
Federal National Mortgage Association (FNMA)	3.170%	10/1/35	2,209,347	2,303,355	(b)
Federal National Mortgage Association (FNMA)	3.852%	10/1/35	1,535,579	1,601,973	(b)
Federal National Mortgage Association (FNMA)	5.000%	10/1/35	978,599,450	1,043,747,722
Federal National Mortgage Association (FNMA)	2.382%	11/1/35	251,206	258,137	(b)
Federal National Mortgage Association (FNMA)	2.398%	11/1/35	198,587	204,136	(b)
Federal National Mortgage Association (FNMA)	2.409%	11/1/35	214,779	220,982	(b)
Federal National Mortgage Association (FNMA)	2.413%	11/1/35	214,516	220,712	(b)
Federal National Mortgage Association (FNMA)	2.417%	11/1/35	218,289	224,363	(b)
Federal National Mortgage Association (FNMA)	5.300%	12/1/35	2,735,619	2,913,726	(b)
Federal National Mortgage Association (FNMA)	5.466%	2/1/36	373,051	392,098	(b)
Federal National Mortgage Association (FNMA)	5.522%	2/1/37	13,111,118	13,922,836	(b)
Federal National Mortgage Association (FNMA)	5.722%	8/1/37	683,485	729,696	(b)
Federal National Mortgage Association (FNMA)	5.377%	11/1/37	235,690	250,881	(b)
Federal National Mortgage Association (FNMA)	4.000%	8/12/40	11,700,000	11,811,513	(i)
Total FNMA				1,367,998,703
GNMA — 5.9%
Government National Mortgage Association (GNMA)	7.500%	3/15/23 - 9/15/31	172,509	196,041
Government National Mortgage Association (GNMA)	7.000%	7/15/23 - 7/15/31	457,167	518,073
Government National Mortgage Association (GNMA)	6.500%	4/15/28 - 3/15/39	15,789,879	17,498,769
Government National Mortgage Association (GNMA)	6.000%	1/15/29 - 11/15/35	42,711,521	47,065,085
Government National Mortgage Association (GNMA)	8.000%	12/15/30 - 1/15/31	23,130	26,859
Government National Mortgage Association (GNMA)	0.748%	8/20/31	1,733	1,736	(b)
Government National Mortgage Association (GNMA)	5.000%	7/15/33 - 11/15/35	11,989,236	12,841,585
Government National Mortgage Association (GNMA)	5.500%	7/15/33 - 6/15/35	12,575,514	13,683,526
Government National Mortgage Association (GNMA)	4.500%	3/15/40	11,789,421	12,307,787
Government National Mortgage Association (GNMA)	4.000%	7/21/40	188,400,000	191,357,340	(i)
Government National Mortgage Association (GNMA)	4.500%	7/21/40	106,900,000	111,180,114	(i)
Government National Mortgage Association (GNMA)	6.000%	7/21/40	16,600,000	18,092,685	(i)
Government National Mortgage Association (GNMA)	5.000%	8/19/40 - 9/21/40	39,500,000	41,743,992	(i)
Total GNMA				466,513,592
Total Mortgage-Backed Securities (Cost — $1,853,622,421)				1,942,873,436

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	25

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Municipal Bonds — 0.9%
California — 0.1%
California State, GO, Build America Bonds	7.300%	10/1/39	8,300,000		$8,641,047
Georgia — 0.1%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	5,150,000		4,987,466
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	2,820,000		2,720,087
Total Georgia					7,707,553
Pennsylvania — 0.6%
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.326%	5/1/46	52,200,000		46,197,000	(b)
Texas — 0.1%
Brazos Higher Education Authority Inc., Student Loan Revenue Note	1.850%	6/25/42	10,550,000		8,967,500	(b)
Total Municipal Bonds (Cost — $71,469,705)					71,513,100
Sovereign Bonds — 1.4%
Brazil — 1.0%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	144,285,000	BRL	73,821,162
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	13,407,000	BRL	6,351,427
Total Brazil					80,172,589
Canada — 0.0%
Province of British Columbia	4.300%	5/30/13	180,000		195,597
Mexico — 0.1%
United Mexican States, Medium-Term Notes	5.625%	1/15/17	374,000		410,465
United Mexican States, Medium-Term Notes	6.750%	9/27/34	7,443,000		8,578,057
Total Mexico					8,988,522
Russia — 0.3%
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	19,215,120		21,661,205	(d)
Total Sovereign Bonds (Cost — $96,168,106)					111,017,913
U.S. Government & Agency Obligations — 20.1%
U.S. Government Agencies — 3.6%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	3,040,000		3,452,719
Federal National Mortgage Association (FNMA)	0.000%	10/9/19	62,140,000		38,416,191
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	22,190,000		28,857,141
Federal National Mortgage Association (FNMA), Notes	5.000%	5/20/24	75,000,000		75,056,700
Federal National Mortgage Association (FNMA), Senior Notes	5.000%	3/15/16	40,420,000		45,963,078
Federal National Mortgage Association (FNMA), Subordinated Notes	5.250%	8/1/12	6,110,000		6,594,401
Financing Corp. (FICO) Strip	0.000%	4/5/19	320,000		234,104	(c)
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,500,000		10,162,935
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,250,000		983,887	(c)
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	3,825,000		2,989,260
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,313,000		11,076,602
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	23,073,000		17,630,541
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	11,319,000		8,320,303
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	1,850,000		1,339,370
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,535,000		8,959,892

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Agencies — continued
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	13,681,000	$10,453,926
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	708,000	503,045
Tennessee Valley Authority, Bonds	5.980%	4/1/36	120,000	143,594
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000	1,129,766
Tennessee Valley Authority, Notes	5.250%	9/15/39	7,700,000	8,512,281
Total U.S. Government Agencies				280,779,736
U.S. Government Obligations — 16.5%
U.S. Treasury Bonds	8.750%	5/15/17	10,000	14,073
U.S. Treasury Bonds	3.500%	2/15/39	37,140,000	34,499,569
U.S. Treasury Bonds	4.250%	5/15/39	130,740,000	138,237,155
U.S. Treasury Bonds	4.500%	8/15/39	147,475,000	162,429,850
U.S. Treasury Bonds	4.375%	11/15/39	119,400,000	128,896,001
U.S. Treasury Bonds	4.625%	2/15/40	2,270,000	2,551,621
U.S. Treasury Bonds	4.375%	5/15/40	8,010,000	8,663,296
U.S. Treasury Notes	1.750%	4/15/13	200,000	204,546
U.S. Treasury Notes	1.375%	5/15/13	40,740,000	41,236,621
U.S. Treasury Notes	2.625%	12/31/14	48,385,000	50,395,977
U.S. Treasury Notes	2.250%	1/31/15	1,600,000	1,639,875
U.S. Treasury Notes	2.500%	4/30/15	21,620,000	22,388,526
U.S. Treasury Notes	2.125%	5/31/15	3,620,000	3,682,228
U.S. Treasury Notes	3.125%	10/31/16	70,035,000	73,465,594
U.S. Treasury Notes	2.750%	11/30/16	96,500,000	98,935,081
U.S. Treasury Notes	3.250%	12/31/16	25,934,000	27,336,044
U.S. Treasury Notes	3.125%	1/31/17	41,380,000	43,277,645
U.S. Treasury Notes	2.750%	5/31/17	25,420,000	25,956,209
U.S. Treasury Notes	2.500%	6/30/17	72,590,000	72,907,581
U.S. Treasury Notes	3.125%	5/15/19	7,595,000	7,753,424
U.S. Treasury Notes	3.625%	8/15/19	99,420,000	105,128,895
U.S. Treasury Notes	3.375%	11/15/19	181,645,000	188,130,271
U.S. Treasury Notes	3.625%	2/15/20	51,750,000	54,677,084
U.S. Treasury Notes	3.500%	5/15/20	3,760,000	3,935,066
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/18	17,210,000	13,953,920
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	510,000	293,941
Total U.S. Government Obligations				1,310,590,093
Total U.S. Government & Agency Obligations (Cost — $1,504,478,474)				1,591,369,829
U.S. Treasury Inflation Protected Securities — 3.1%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	39,112,830	43,387,745
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	37,947,647	40,126,677
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	95,375,748	105,658,398
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	13,090,371	13,278,545
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	4,663,457	6,035,171
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	29,611,143	39,736,762	(j)
Total U.S. Treasury Inflation Protected Securities (Cost — $219,923,464)				248,223,298

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	27

Western Asset Core Plus Bond Portfolio

Security			Shares	Value
Common Stocks — 0.0%
Consumer Discretionary — 0.0%
Media — 0.0%
Citadel Broadcasting Corp., Class A Shares			3,131	$78,275	*
Citadel Broadcasting Corp., Class B Shares			18,220	455,500	*
SuperMedia Inc.			1,788	32,703	*
Total Common Stocks (Cost — $534,809)				566,478
	Rate	Maturity Date
Convertible Preferred Stocks — 0.8%
Consumer Discretionary — 0.7%
Automobiles — 0.7%
Motors Liquidation Co., Senior Debentures, Series A	4.500%	3/6/32	25,191	163,742	*
Motors Liquidation Co., Senior Debentures, Series B	5.250%	3/6/32	2,990,025	20,152,768	*
Motors Liquidation Co., Senior Debentures, Series C	6.250%	7/15/33	5,520,237	37,537,612	*
Total Consumer Discretionary				57,854,122
Financials — 0.0%
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association (FNMA)	5.375%		29	58,000	*
Utilities — 0.1%
Electric Utilities — 0.1%
AES Trust III	6.750%	10/15/29	71,200	3,086,520
Total Convertible Preferred Stocks (Cost — $35,153,773)				60,998,642
Preferred Stocks — 0.3%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Motors Liquidation Co.	7.250%		173,300	1,098,722	*
Motors Liquidation Co.	1.500%		836,487	5,587,733	*
Motors Liquidation Co., Senior Notes	7.250%		56,300	356,942	*
Motors Liquidation Co., Senior Notes	7.375%		327,800	2,078,252	*
Motors Liquidation Co., Senior Notes	7.500%		259,700	1,649,095	*
Total Consumer Discretionary				10,770,744
Financials — 0.2%
Diversified Financial Services — 0.2%
Citigroup Capital XII	8.500%		481,950	12,048,750	(b)
Home Ownership Funding Corp.	1.000%		1,500	144,198	(c)(d)(f)
Home Ownership Funding II	1.000%		1,300	124,972	(c)(d)(f)
Total Diversified Financial Services				12,317,920
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		1,737,615	590,789	*(b)
Federal National Mortgage Association (FNMA)	0.000%		53,100	31,860	*(b)
Federal National Mortgage Association (FNMA)	8.250%		1,193,775	405,883	*(b)
Total Thrifts & Mortgage Finance				1,028,532
Total Financials				13,346,452
Total Preferred Stocks (Cost — $113,460,183)				24,117,196

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Plus Bond Portfolio

Security		Expiration Date	Contracts	Value
Purchased Options — 0.1%
Eurodollar Futures, Put @ $99.25		9/13/10	1,460	$264,625
Eurodollar Mid Curve 1-Year Futures, Put @ $98.75		9/10/10	1,000	193,750
Interest rate swaption with Credit Suisse First Boston Inc., Call @ $4.25		3/16/11	65,300,000	5,847,863
Interest rate swaption with Credit Suisse First Boston Inc., Put @ $4.35		3/16/11	196,100,000	1,163,853
U.S. Treasury 10-Year Notes Futures, Call @ $119.50		8/27/10	412	1,416,250
U.S. Treasury 10-Year Notes Futures, Call @ $121.50		8/27/10	621	1,212,891
Total Purchased Options (Cost — $10,346,821)				10,099,232
Total Investments before Short-Term Investments (Cost — $8,413,457,978)				8,133,504,806

	Rate	Maturity Date	Face Amount†
Short-Term Investments — 4.3%
Supranationals/Sovereigns — 1.2%
International Bank for Reconstruction & Development, Discount Notes (Cost — $94,198,430)	0.120%	7/6/10	94,200,000	94,198,430	(k)
U.S. Government Agencies — 0.5%
Federal National Mortgage Association (FNMA), Discount Notes	0.250%	10/1/10	15,000,000	14,994,255	(k)
Federal National Mortgage Association (FNMA), Discount Notes	0.301%	11/1/10	21,700,000	21,685,179	(k)
Total U.S. Government Agencies (Cost — $36,668,174)				36,679,434
Repurchase Agreement — 2.6%
Goldman Sachs & Co. repurchase agreement dated 6/30/10; Proceeds at maturity — $210,987,117; (Fully collateralized by various U.S. government agency obligations, 4.300% to 4.500% due 1/15/14 to 3/30/20; Market value — $215,223,425) (Cost — $210,987,000)	0.020%	7/1/10	210,987,000	210,987,000
Total Short-Term Investments (Cost — $341,853,604)				341,864,864
Total Investments — 106.9% (Cost — $8,755,311,582#)				8,475,369,670
Liabilities in Excess of Other Assets — (6.9)%				(543,986,082)
Total Net Assets — 100.0%				$7,931,383,588

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	The coupon payment on these securities is currently in default as of June 30, 2010.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(c)	Illiquid security.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	29

Western Asset Core Plus Bond Portfolio

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CMB	— Cash Management Bill
EUR	— Euro
GO	— General Obligation
HELOC	— Home Equity Line of Credit
IO	— Interest Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Futures, Call	9/13/10	$99.13	1,192	$812,050
Eurodollar Futures, Call	3/14/11	98.75	600	776,250
Eurodollar Futures, Call	3/14/11	98.88	566	590,763
Eurodollar Futures, Put	9/13/10	98.63	1,460	91,250
Eurodollar Futures, Put	3/14/11	98.88	566	187,488
Eurodollar Futures, Put	3/14/11	98.75	600	165,000
Eurodollar Mid Curve 1-Year Futures, Put	9/10/10	98.50	1,000	100,000
U.S. Treasury 10-Year Notes Futures, Call	8/27/10	119.00	610	2,354,219
U.S. Treasury 10-Year Notes Futures, Call	8/27/10	123.50	233	218,438
U.S. Treasury 30-Year Bonds Futures, Call	7/23/10	128.00	798	985,031

		Strike Rate	Notional Par
Interest rate swaption with Barclays Capital Inc., Call	10/2/13	4.95%	124,690,000	12,861,424
Interest rate swaption with Barclays Capital Inc., Call	9/2/14	4.70	1,370,000	76,035
Interest rate swaption with Barclays Capital Inc., Put	10/2/13	4.95	124,690,000	4,389,225
Interest rate swaption with Barclays Capital Inc., Put	9/2/14	4.70	1,370,000	36,246
Interest rate swaption with Credit Suisse First Boston Inc., Call	8/27/14	4.70	61,530,000	3,417,512
Interest rate swaption with Credit Suisse First Boston Inc., Put	8/27/14	4.70	61,530,000	1,622,878
Interest rate swaption with Deutsche Bank Securities Inc., Call	9/2/14	4.70	17,800,000	987,900
Interest rate swaption with Deutsche Bank Securities Inc., Put	9/2/14	4.70	17,800,000	470,936
Interest rate swaption with JPMorgan Securities Inc., Call	10/3/13	4.86	124,700,000	12,239,355
Interest rate swaption with JPMorgan Securities Inc., Put	10/3/13	4.86	124,700,000	4,662,757
Total Written Options (Premiums received — $41,616,562)				$47,044,757

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $8,755,311,582)	$8,475,369,670
Foreign currency, at value (Cost — $462,404)	383,332
Cash	308
Receivable for securities sold	772,718,061
Deposits with brokers for swap contracts	112,490,000
Interest receivable	69,691,372
Unrealized appreciation on swaps	27,694,333
Premiums paid for open swaps	22,164,115
Unrealized appreciation on forward currency contracts	19,092,118
Receivable for Fund shares sold	5,117,758
Receivable for open swap contracts	1,048,696
Principal paydown receivable	887,054
Receivable from broker — variation margin on open futures contracts	393,167
Deposits with brokers for open futures contracts	49,560
Prepaid expenses	44,477
Total Assets	9,507,144,021

Liabilities:
Payable for securities purchased	1,366,441,015
Unrealized depreciation on swaps	87,521,375
Written options, at value (premium received $41,616,562)	47,044,757
Premiums received for open swaps	33,273,379
Unrealized depreciation on forward currency contracts	17,496,374
Payable for Fund shares repurchased	10,401,546
Payable for open swap contracts	6,576,466
Distributions payable	3,022,252
Investment management fee payable	2,596,903
Distribution fees payable	178,481
Directors’ fees payable	136,391
Accrued expenses	1,071,494
Total Liabilities	1,575,760,433
Total Net Assets	$7,931,383,588

Net Assets:
Par value (Note 7)	$742,932
Paid-in capital in excess of par value	8,761,411,533
Undistributed net investment income	80,027,742
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(566,143,732)
Net unrealized depreciation on investments, futures contracts, written options, swap contracts and foreign currencies	(344,654,887)
Total Net Assets	$7,931,383,588

Shares Outstanding:
Class IS1	170,024,335
Class I1	490,850,139
Class FI1	82,057,780

Net Asset Value:
Class IS1	$10.67
Class I1	$10.68
Class FI1	$10.67

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	31

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Interest	$197,294,274
Dividends	720,359
Total Investment Income	198,014,633

Expenses:
Investment management fee (Note 2)	16,198,948
Distribution fees (Notes 2 and 5)	1,046,050
Transfer agent fees (Note 5)	704,693
Custody fees	438,124
Directors’ fees	214,320
Legal fees	103,722
Audit and tax	41,036
Shareholder reports (Note 5)	30,645
Registration fees	14,264
Miscellaneous expenses	21,568
Total Expenses	18,813,370
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(239,031)
Compensating balance arrangements (Note 1)	(677)
Net Expenses	18,573,662
Net Investment Income	179,440,971

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	5,697,633
Futures contracts	23,342,345
Written options	6,193,033
Swap contracts	5,218,271
Foreign currency transactions	43,462,905
Net Realized Gain	83,914,187
Change in Net Unrealized Appreciation/Depreciation From:
Investments	381,277,214
Futures contracts	6,349,325
Written options	855,559
Swap contracts	(13,639,821)
Foreign currencies	(14,315,748)
Change in Net Unrealized Appreciation/Depreciation	360,526,529
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	444,440,716
Increase in Net Assets from Operations	$623,881,687

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment income	$179,440,971	$417,222,146
Net realized gain (loss)	83,914,187	(329,058,405)
Change in net unrealized appreciation/depreciation	360,526,529	1,715,806,402
Increase in Net Assets From Operations	623,881,687	1,803,970,143

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(204,246,969)	(488,706,607)
Net realized gains	—	(113,478,222)
Decrease in Net Assets From Distributions to Shareholders	(204,246,969)	(602,184,829)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	743,338,234	1,643,838,217
Reinvestment of distributions	191,974,010	542,889,333
Cost of shares repurchased	(1,483,086,460)	(4,336,464,664)
Decrease in Net Assets From Fund Share Transactions	(547,774,216)	(2,149,737,114)
Decrease in Net Assets	(128,139,498)	(947,951,800)

Net Assets:
Beginning of period	8,059,523,086	9,007,474,886
End of period*	$7,931,383,588	$8,059,523,086
*Includes undistributed net investment income of:	$80,027,742	$104,833,740

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	33

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2010[3]	2009	2008[4]

Net asset value, beginning of period	$10.13	$ 8.66	$ 9.34

Income (loss) from operations:
Net investment income	0.23	0.48	0.20
Net realized and unrealized gain (loss)	0.58	1.70	(0.62)
Total income (loss) from operations	0.81	2.18	(0.42)

Less distributions from:
Net investment income	(0.27)	(0.57)	(0.26)
Net realized gains	—	(0.14)	—
Total distributions	(0.27)	(0.71)	(0.26)

Net asset value, end of period	$10.67	$10.13	$8.66
Total return[5]	8.03%	26.11%	(4.54)%

Net assets, end of period (000s)	$1,814,457	$1,835,921	$1,559,843

Ratios to average net assets:
Gross expenses	0.43%[6]	0.43%	0.44%[6]
Net expenses[7]	0.43 [6,8]	0.43	0.44 [6,8]
Net investment income	4.52 [6]	5.2	5.7 [6]

Portfolio turnover rate	122%	202%	124%

[1]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2010 (unaudited).

[4]	For the period August 4, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements to the expense ratio was less than 0.01%.

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2010[2]		2009	2008[3]		2008[4]	2007[4]		2006[4]	2005[4]

Net asset value, beginning of period	$10.14		$8.66	$9.87		$10.55	$10.24		$10.52	$10.71

Income (loss) from operations:
Net investment income	0.23	[5]	0.48 [5]	0.39	[5]	0.55 [5]	0.51	[5]	0.45	0.37
Net realized and unrealized gain (loss)	0.58		1.71	(1.17)		(0.62)	0.33		(0.18)	0.04
Total income (loss) from operations	0.81		2.19	(0.78)		(0.07)	0.84		0.27	0.41

Less distributions from:
Net investment income	(0.27)		(0.57)	(0.43)		(0.53)	(0.53)		(0.52)	(0.35)
Net realized gains	—		(0.14)	—		(0.08)	(0.00)	[6]	(0.03)	(0.25)
Total distributions	(0.27)		(0.71)	(0.43)		(0.61)	(0.53)		(0.55)	(0.60)

Net asset value, end of period	$10.68		$10.14	$8.66		$9.87	$10.55		$10.24	$10.52
Total return[7]	8.02%		26.20%	(8.01)%		(0.72)%	8.48%		2.57%	4.01%

Net assets, end of period (000s)	$5,241,031		$5,466,554	$6,607,180		$12,943,882	$11,495,842		$6,896,815	$4,565,054

Ratios to average net assets:
Gross expenses	0.44%[8]		0.46%	0.46%[8]		0.43%	0.44%		0.45%	0.45%
Net expenses	0.44	[8,10]	0.46	0.46	[8]	0.43 [9]	0.44	[9,10]	0.45 [9,10]	0.45 [9,10]
Net investment income	4.51	[8]	5.2	5.5	[8]	5.4	4.9		4.3	3.3

Portfolio turnover rate	122%		202%	124%		488%	449%		549%	586%

[1]	In April 2010, Institutional Class shares were renamed Class I shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period April 1, 2008 through December 31, 2008.

[4]	For the year ended March 31.

[5]	Per share amounts have been calculated using the average shares method.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements to the expense ratio was less than 0.01%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	35

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2010[2]		2009	2008[3]		2008[4]	2007[4]		2006[4]	2005[4]

Net asset value, beginning of period	$ 10.13		$ 8.66	$ 9.88		$ 10.56	$ 10.24		$ 10.52	$ 10.71

Income (loss) from operations:
Net investment income	0.22	[5]	0.45 [5]	0.37	[5]	0.52 [5]	0.48	[5]	0.42	0.35
Net realized and unrealized gain (loss)	0.57		1.71	(1.17)		(0.62)	0.35		(0.18)	0.04
Total income (loss) from operations	0.79		2.16	(0.80)		(0.10)	0.83		0.24	0.39

Less distributions from:
Net investment income	(0.25)		(0.55)	(0.42)		(0.50)	(0.51)		(0.49)	(0.33)
Net realized gains	—		(0.14)	—		(0.08)	(0.00)	[6]	(0.03)	(0.25)
Total distributions	(0.25)		(0.69)	(0.42)		(0.58)	(0.51)		(0.52)	(0.58)

Net asset value, end of period	$10.67		$10.13	$8.66		$9.88	$10.56		$10.24	$10.52
Total return[7]	7.88%		25.78%	(8.28)%		(0.97)%	8.30%		2.32%	3.77%

Net assets, end of period (000s)	$875,896		$757,048	$840,452		$1,215,985	$767,903		$503,217	$191,085

Ratios to average net assets:
Gross expenses	0.76%[9]		0.86%	0.77%[9]		0.68%	0.69%		0.70%	0.70%
Net expenses[8]	0.70	[9,10]	0.70	0.70	[9]	0.68 [10]	0.69	[10]	0.70 [10]	0.70 [10]
Net investment income	4.25	[8]	4.9	5.2	[8]	5.1	4.7		4.0	2.9

Portfolio turnover rate	122%		202%	124%		488%	449%		549%	586%

[1]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period April 1, 2008 through December 31, 2008.

[4]	For the year ended March 31.

[5]	Per share amounts have been calculated using the average shares method.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Annualized.

[10]	The impact of compensating balance arrangements to the expense ratio was less than 0.01%.

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund offers three classes of shares: Class IS, Class I and Class FI. Prior to April 2010, Class IS, Class I and Class FI shares were known as Institutional Select Class, Institutional Class and Financial Intermediary Class shares, respectively. Shares in the Class FI bear a distribution fee. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Class FI shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	37

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$2,584,608,102	$8,357,990	$2,592,966,092
Asset-backed securities	—	307,669,804	10,154,757	317,824,561
Collateralized mortgage obligations	—	1,065,242,773	50,709,929	1,115,952,702
Collateralized senior loans	—	45,982,327	—	45,982,327
Mortgage-backed securities	—	1,942,873,436	—	1,942,873,436
Municipal bonds	—	71,513,100	—	71,513,100
Sovereign bonds	—	111,017,913	—	111,017,913
U.S. government & agency obligations	—	1,591,369,829	—	1,591,369,829
U.S. treasury inflation protected securities	—	248,223,298	—	248,223,298
Common stocks	$566,478	—	—	566,478
Convertible preferred stocks	3,086,520	57,912,122	—	60,998,642
Preferred stocks	1,028,532	22,819,494	269,170	24,117,196
Purchased options	3,087,516	7,011,716	—	10,099,232
Total long-term investments	$7,769,046	$8,056,243,914	$69,491,846	$8,133,504,806
Short-term investments†	—	341,864,864	—	341,864,864
Total investments	$7,769,046	$8,398,108,778	$69,491,846	$8,475,369,670
Other financial instruments:
Futures contracts	$(954,198)	—	—	$(954,198)
Forward foreign currency contracts	—	$1,595,744	—	1,595,744
Written options	(6,280,489)	(40,764,268)	—	(47,044,757)
Interest rate swaps‡	—	(48,534,347)	—	(48,534,347)
Credit default swaps on corporate issues — sell protection‡	—	(6,287,050)	—	(6,287,050)
Credit default swaps on corporate issues — buy protection	—	8,598,707	—	8,598,707
Credit default swaps on credit indices — sell protection‡	—	(45,276,147)	—	(45,276,147)
Credit default swaps on credit indices — buy protection‡	—	20,562,531	—	20,562,531
Total other financial instruments	$(7,234,687)	$(110,104,830)	—	$(117,339,517)
Total	$534,359	$8,288,003,948	$69,491,846	$8,358,030,153

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Asset- Backed Securities	Collateralized Mortgage Obligations	Preferred Stocks	Total
Balance as of December 31, 2009	$2,061,675	—	$92,062	$269,028	$2,422,765
Accrued premiums/discounts	—	$(62)	(51)	—	(113)
Realized gain/(loss)[1]	—	—	21	—	21
Change in unrealized appreciation (depreciation)[2]	(71,775)	62	4,975	142	(66,596)
Net purchases (sales)	—	7,476,000	50,596,249	—	58,072,249
Transfers in to Level 3	8,357,990	2,678,757	109,123	—	11,145,870
Transfers out of Level 3	(1,989,900)	—	(92,450)	—	(2,082,350)
Balance as of June 30, 2010	$8,357,990	$10,154,757	$50,709,929	$269,170	$69,491,846
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010[2]	$(71,775)	$62	$4,975	$142	$(66,596)

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

38	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a when-issue basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	39

maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(i) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on

40	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(k) Swap agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recognized in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt or payment in the Statement of Operations.

As disclosed in the Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of June 30, 2010 was $64,869,671. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for all swaps was $104,592,709. If a defined credit event had occurred as of June 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay up to $1,531,857,722 less the value of the contracts’ related reference obligations

Credit default swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	41

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest,

42	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(n) Swaptions. The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

(o) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, a Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(q) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	43

(s) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intend to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. Western Asset Management Company Limited (“WAML”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) share advisory responsibilities with Western Asset. LMPFA, WAML, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest taxes extraordinary expenses and brokerage commissions) so that total operating expenses are not expected to exceed the Fee Cap for Class IS and Class FI. Western Asset and WAML also agreed to waive their advisory fees (which are paid by LMPFA, and not the Fund) in corresponding amounts under both the Fee Cap and the Flat Waiver. This arrangement cannot be terminated prior to April 30, 2011 without the Board’s consent.

With respect to Class IS and Class FI, the manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described below or the limit then in effect. The following chart shows the annual rates of management fees, fee caps or waivers (as applicable), management fees waived and potential fees which may be recaptured for the Fund’s share classes.

	Asset Breakpoint for Management Fee	Management Fee	Fee Cap	Flat Waiver	Management Fees (Waived)/ Recaptured	Maximum Amount Subject to Recapture
Class IS1	Up to $500 million	0.450%	0.45%	—	—	$3,982
	Next $500 million	0.425%
	In excess of $1 billion	0.400%
Class I1	Up to $500 million	0.450%	—	—	—	—
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

44	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Asset Breakpoint for Management Fee	Management Fee	Fee Cap	Flat Waiver	Management Fees (Waived)/ Recaptured	Maximum Amount Subject to Recapture
Class FI1	Up to $500 million	0.450%	0.70%	—	—	$1,972,827
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker dealer subsidiary of Legg Mason serves as distributor of the Fund’s shares. LMIS receives from the Fund an annual distribution fee of 0.25% of the average daily net assets of Class FI of the Fund, computed daily and payable monthly.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$684,229,431	$9,108,298,551
Sales	710,778,991	9,215,630,460

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$479,212,663
Gross unrealized depreciation	(759,154,575)
Net unrealized depreciation	$(279,941,912)

At June 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
90-Day Eurodollar	992	9/10	$246,170,577	$246,375,600	$205,023
U.S. Treasury 2-Year Notes	2,728	9/10	594,436,695	596,963,127	2,526,432
U.S. Treasury 5-Year Notes	6,840	9/10	799,215,561	809,524,691	10,309,130
U.S. Treasury Bonds	1,915	9/10	253,137,615	260,080,938	6,943,323
					$19,983,908

Contracts to Sell:
90-Day Eurodollar	976	6/11	240,940,740	241,706,400	(765,660)
U.S. Treasury 10-Year Notes	8,042	9/10	970,021,170	985,521,969	(15,500,799)
U.S. Treasury 30-Year Bonds	1,204	9/10	148,838,353	153,510,000	(4,671,647)
					$(20,938,106)
Net unrealized loss on open futures contracts					$(954,198)

During the six months ended June 30, 2010, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Par	Premiums
Written options, outstanding December 31, 2009	874,069,311	$45,455,876
Options written	12,708	6,070,133
Options closed	(86,950,656)	(6,287,538)
Options exercised	(535)	(157,089)
Options expired	(126,943,203)	(3,464,820)
Written options, outstanding June 30, 2010	660,187,625	$41,616,562

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	45

At June 30, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Buy:
British Pound	JP Morgan Chase & Co.	29,600,000	$44,224,024	8/17/10	$(598,664)
Canadian Dollar	Deutsche Bank AG	54,164,500	50,865,213	8/17/10	(1,563,884)
Canadian Dollar	JP Morgan Chase & Co.	18,877,545	17,727,670	8/17/10	(648,930)
Euro	Citibank, N.A.	64,590,000	79,003,173	8/17/10	(635,005)
Euro	Credit Suisse First Boston Inc.	31,793,419	38,888,079	8/17/10	(1,823,395)
Euro	Citibank, N.A.	17,050,000	20,854,685	8/17/10	(808,363)
Euro	Citibank, N.A.	14,898,237	18,222,758	8/17/10	(722,584)
					(6,800,825)

Contracts to Sell:
British Pound	Citibank, N.A.	12,611,199	18,841,824	8/17/10	(334,258)
British Pound	Deutsche Bank AG	36,646,033	54,751,185	8/17/10	401,096
Euro	Citibank, N.A.	44,794,878	54,790,796	8/17/10	2,129,160
Euro	Goldman Sachs Group Inc.	47,500,000	58,099,562	8/17/10	3,593,438
Euro	JP Morgan Chase & Co.	58,715,000	71,817,174	8/17/10	4,191,155
Euro	Citibank, N.A.	62,140,000	76,006,458	8/17/10	3,215,206
Euro	UBS AG	67,800,000	82,929,480	8/17/10	5,562,063
Japanese Yen	Goldman Sachs Group Inc.	3,505,320,000	39,676,960	8/17/10	(2,617,745)
Japanese Yen	Deutsche Bank AG	3,600,000,000	40,748,649	8/17/10	(2,331,028)
Japanese Yen	JP Morgan Chase & Co.	7,129,387,100	80,698,026	8/17/10	(5,412,518)
					8,396,569
Net unrealized gain on open forward foreign currency contracts					$1,595,744

At June 30, 2010, the Fund had the following open swap contracts:

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund‡	Periodic Payments Received By The Fund‡	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC	$8,100,000	3/1/13	5.104% semi-annually	3-Month LIBOR	—	$(827,488)
Banc of America Securities LLC	5,510,000	12/16/13	5.381% semi-annually	3-Month LIBOR	—	(719,263)
Banc of America Securities LLC	7,950,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	(1,098,615)
Banc of America Securities LLC	5,500,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(938,408)
Banc of America Securities LLC	8,270,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(1,471,003)
Banc of America Securities LLC	212,490,000	2/15/25	4.295% semi-annually	3-Month LIBOR	—	(22,372,137)
Barclay’s Capital Inc.	10,850,000	11/1/11	5.439% semi-annually	3-Month LIBOR	—	(670,892)
Barclay’s Capital Inc.	6,240,000	6/25/12	5.060% semi-annually	3-Month LIBOR	—	(501,322)
Barclay’s Capital Inc.	6,330,000	9/15/12	5.189% semi-annually	3-Month LIBOR	—	(572,773)
Barclay’s Capital Inc.	66,810,000	11/20/19	3.900% semi-annually	3-Month LIBOR	—	(5,376,561)
Citigroup Global Markets	9,750,000	9/15/11	3.340% semi-annually	3-Month LIBOR	—	(301,351)
Credit Suisse First Boston Inc.	5,990,000	9/15/10	5.003% semi-annually	3-Month LIBOR	—	(55,391)
Credit Suisse First Boston Inc.	5,300,000	8/15/13	5.023% semi-annually	3-Month LIBOR	—	(590,307)
Credit Suisse First Boston Inc.	6,630,000	3/15/14	5.131% semi-annually	3-Month LIBOR	—	(843,494)
Credit Suisse First Boston Inc.	5,350,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	(809,880)
Credit Suisse First Boston Inc.	4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(863,092)
Deutsche Bank AG	10,890,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(1,749,695)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(1,522,161)
JP Morgan Chase & Co.	8,250,000	9/15/14	5.000% semi-annually	3-Month LIBOR	—	(1,076,075)
JP Morgan Chase & Co.	59,100,000	3/17/20	3.600% semi-annually	3-Month LIBOR	$83,819	(3,241,160)
Morgan Stanley & Co. Inc.	5,540,000	3/15/12	4.763% semi-annually	3-Month LIBOR	—	(363,532)
Morgan Stanley & Co. Inc.	6,600,000	4/30/16	5.189% semi-annually	3-Month LIBOR	—	(1,056,762)
RBS Greenwich	4,560,000	4/1/12	5.011% semi-annually	3-Month LIBOR	—	(326,073)
RBS Greenwich	8,230,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(1,270,731)
Total	$487,390,000				$83,819	$(48,618,166)

46	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2010[3]	Periodic Payments Received By The Fund‡	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	$2,500,000	12/20/16	6.12%	2.200% Quarterly	$(465,320)	—	$(465,320)
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	1,700,000	12/20/16	6.12%	2.210% Quarterly	(315,611)	—	(315,611)
Deutsche Bank AG (Ford Motor Credit Co., 7.250%, due 10/25/11)	4,450,000	9/20/17	5.15%	3.650% Quarterly	(319,518)	—	(319,518)
Deutsche Bank AG (Ford Motor Credit Co., 7.250%, due 10/25/11)	3,500,000	9/20/17	5.15%	3.650% Quarterly	(251,306)	—	(251,306)
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	2,600,000	3/20/15	7.16%	2.930% Quarterly	(414,710)	—	(414,710)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 7.000%, due 10/1/13)	9,200,000	9/20/11	3.30%	3.800% Quarterly	54,535	—	54,535
Goldman Sachs Group Inc. (Ford Motor Credit Co., 7.000%, due 10/1/13)	6,400,000	9/20/17	5.15%	3.770% Quarterly	(422,769)	—	(422,769)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 7.450%, due 7/16/31)	10,000,000	9/20/11	3.62%	6.800% Quarterly	383,205	—	383,205
Goldman Sachs Group Inc. (Ford Motor Credit Co., 7.450%, due 7/16/31)	8,400,000	9/20/11	3.62%	6.800% Quarterly	321,892	—	321,892
Goldman Sachs Group Inc. (TXU Corp., 5.550%, due 11/15/14)	2,700,000	9/20/12	13.63%	3.240% Quarterly	(518,504)	—	(518,504)
Merrill Lynch & Co. Inc. (AES Corp., 7.750%, due 3/1/14)	3,600,000	3/20/17	6.13%	2.600% Quarterly	(616,295)	—	(616,295)
Merrill Lynch & Co. Inc. (AES Corp., 7.750%, due 3/1/14)	5,600,000	3/20/17	6.13%	2.800% Quarterly	(904,379)	—	(904,379)
RBS Greenwich (Countrywide Home Loans Inc., 4.000%, due 3/22/11)	7,400,000	3/20/12	1.15%	0.600% Quarterly	(69,765)	—	(69,765)
RBS Greenwich (Countrywide Home Loans Inc., 4.000%, due 3/22/11)	9,900,000	9/20/12	1.17%	0.660% Quarterly	(97,549)	—	(97,549)
RBS Greenwich (Eastman Kodak Co., 7.250%, due 11/15/13)	19,300,000	12/20/10	4.61%	3.200% Quarterly	(128,523)	—	(128,523)
RBS Greenwich (Eastman Kodak Co., 7.250%, due 11/15/13)	3,260,000	9/20/12	6.94%	2.250% Quarterly	(309,900)	—	(309,900)
RBS Greenwich (Ford Motor Credit Co., 7.000%, due 10/1/13)	8,900,000	9/20/11	3.30%	3.750% Quarterly	52,758	$(26,347)	79,105
RBS Greenwich (Ford Motor Credit Co., 7.000%, due 10/1/13)	8,200,000	3/20/12	4.36%	5.380% Quarterly	139,088	—	139,088
RBS Greenwich (Ford Motor Credit Co., 7.450%, due 7/16/31)	18,400,000	9/20/11	3.62%	6.750% Quarterly	694,028	—	694,028
RBS Greenwich (Ford Motor Credit Co., 7.450%, due 7/16/31)	2,500,000	6/20/12	4.59%	5.100% Quarterly	24,069	—	24,069
RBS Greenwich (Ford Motor Credit Co., 7.450%, due 7/16/31)	6,900,000	6/20/12	4.59%	5.150% Quarterly	72,905	—	72,905
RBS Greenwich (Ford Motor Credit Co., 7.450%, due 7/16/31)	7,400,000	6/20/12	4.59%	5.850% Quarterly	175,410	—	175,410
RBS Greenwich (General Motors Acceptance Corp., 6.000%, due 4/1/11)	780,000	12/20/11	4.04%	1.340% Quarterly	(29,339)	—	(29,339)
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	1,250,000	9/20/10	3.00%	5.750% Quarterly	7,754	—	7,754
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	680,000	12/20/11	4.04%	1.200% Quarterly	(26,903)	—	(26,903)
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	8,500,000	3/20/12	4.24%	1.170% Quarterly	(418,287)	—	(418,287)
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	9,400,000	3/20/12	4.24%	1.400% Quarterly	(427,941)	—	(427,941)
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	4,200,000	12/20/16	5.42%	1.550% Quarterly	(687,516)	—	(687,516)

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	47

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2010[3]	Periodic Payments Received By The Fund‡	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	$24,300,000	6/20/12	4.95%	1.760% Quarterly	$(1,415,334)	—	$(1,415,334)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	3,600,000	9/20/12	5.06%	2.350% Quarterly	(198,139)	—	(198,139)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	3,600,000	9/20/12	5.06%	2.400% Quarterly	(194,478)	—	(194,478)
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	5,000,000	9/20/10	0.22%	0.470% Quarterly	2,808	—	2,808
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	12,500,000	12/20/10	0.22%	0.500% Quarterly	16,584	—	16,584
Total	$226,620,000				$(6,287,050)	$(26,347)	$(6,260,703)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Home Depot Inc., 3.750%, due 9/15/09)	$5,510,000	12/20/13	0.635% Quarterly	$(30,316)	—	$(30,316)
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12)	7,950,000	12/20/15	0.730% Monthly	295,653	—	295,653
Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	8,270,000	12/20/16	1.040% Quarterly	733,680	—	733,680
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	5,940,000	3/20/13	1.050% Monthly	573,383	—	573,383
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	5,500,000	12/20/15	1.130% Quarterly	54,001	—	54,001
Barclay’s Capital Inc. (AmerisourceBergen Corp., 5.625%, due 9/15/12)	6,330,000	9/20/12	0.500% Quarterly	56,883	—	56,883
Barclay’s Capital Inc. (Health Care Property Investments Inc., 6.450%, due 6/25/12)	6,240,000	6/20/12	0.630% Quarterly	78,666	—	78,666
Barclay’s Capital Inc. (Motorola Inc., 6.500%, due 9/1/25)	10,850,000	12/20/11	0.320% Quarterly	(23,330)	—	(23,330)
Credit Suisse First Boston Inc. (AmerisourceBergen Corp., 8.125%, due 9/1/08)	5,350,000	9/20/15	0.900% Quarterly	158,520	—	158,520
Credit Suisse First Boston Inc. (Marsh & McLennan Co. Inc., 5.375%, due 7/15/14)	5,990,000	9/20/10	0.460% Quarterly	7,635	—	7,635
Credit Suisse First Boston Inc. (Masco Corp., 5.875%, due 7/15/12)	5,830,000	9/20/13	0.750% Quarterly	225,153	—	225,153
Credit Suisse First Boston Inc. (Southwest Airlines Co., 5.250%, due 10/1/14)	4,880,000	3/20/17	0.690% Quarterly	271,930	—	271,930
Credit Suisse First Boston Inc. (Waste Management Inc., 7.375%, due 8/1/10)	6,630,000	3/20/14	0.490% Quarterly	155,019	—	155,019
Deutsche Bank AG (Autozone Inc., 6.950%, due 6/15/16)	10,890,000	6/20/16	0.580% Quarterly	93,664	—	93,664
Deutsche Bank AG (CenturyTel Inc., 7.875%, due 8/15/12)	8,270,000	3/20/17	0.890% Quarterly	585,935	—	585,935
Goldman Sachs Group Inc. (JPM Chase Commercial Mortgage, 5.797%, due 5/15/47)	5,000,000	5/15/47	0.750% Monthly	4,498,050	—	4,498,050	*
JP Morgan Chase & Co. (Bell South Corp., 6.000%, due 10/15/11)	8,250,000	9/20/14	0.280% Quarterly	45,186	—	45,186
Morgan Stanley & Co. Inc. (Gannett Co., 6.375%, due 4/1/12)	4,560,000	3/20/12	0.460% Quarterly	99,052	—	99,052
Morgan Stanley & Co. Inc. (Sara Lee Corp., 6.125% due 11/1/32)	9,750,000	9/20/11	0.620% quarterly	(34,806)	—	(34,806)

48	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value		Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. Inc. (Viacom Inc., 6.250%, due 4/30/16)	$10,540,000	3/20/12	0.360% quarterly	$(10,057)		—	$(10,057)
Morgan Stanley & Co. Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	5,540,000	3/20/12	0.740% quarterly	25,918		—	25,918
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	8,230,000	3/20/16	0.480% monthly	82,149		—	82,149
RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	665,042	8/25/45	2.550% monthly	656,739	[5]	—	656,739	*
Total	$156,965,042			$8,598,707		—	$8,598,707

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund‡	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (CDX IG 9)	$319,633,600	12/20/12	0.600% quarterly	$(5,770,793)	$(3,172,171)	$(2,598,622)
Barclay’s Capital Inc. (CDX IG HVOL 9)	38,546,529	12/20/12	1.400% quarterly	(1,173,318)	(902,813)	(270,505)
Barclay’s Capital Inc. (CDX IG HVOL 9)	1,866,660	12/20/12	1.400% quarterly	(56,819)	(44,117)	(12,702)
Barclay’s Capital Inc. (CDX IG HVOL 9)	30,613,224	12/20/12	1.400% quarterly	(931,836)	(1,280,383)	348,547
Credit Suisse First Boston Inc. (ABX.HE-AAA 06-1)	115,618,559	7/25/45	0.180% monthly	(14,452,320)	(9,490,530)	(4,961,790)
Credit Suisse First Boston Inc. (ABX.HE-AAA 06-1)	20,093,485	7/25/45	0.180% monthly	(2,511,685)	(1,743,368)	(768,317)
Credit Suisse First Boston Inc. (CDX HY 10)	10,614,000	6/20/13	5.000% quarterly	88,627	(853,839)	942,466
Credit Suisse First Boston Inc. (CDX IG 9)	45,012,000	12/20/12	0.600% quarterly	(812,665)	(446,717)	(365,948)
Deutsche Bank AG (ABX.HE-AAA 06-1)	6,967,902	7/25/45	0.180% monthly	(870,988)	(576,042)	(294,946)
Deutsche Bank AG (ABX.HE-AAA 06-1)	13,854,782	7/25/45	0.180% monthly	(1,731,848)	(1,202,079)	(529,769)
Deutsche Bank AG (ABX.HE-AAA 06-1)	6,643,813	7/25/45	0.180% monthly	(830,477)	(711,545)	(118,932)
Deutsche Bank AG (iBoxx IG Hi-Vol2)	11,174,667	9/20/14	1.300% quarterly	(387,402)	26,699	(414,101)
Goldman Sachs Group Inc. (CDX HY 8)	17,700,000	6/20/12	0.900% quarterly	(634,428)	—	(634,428)
Goldman Sachs Group Inc. (CDX HY 9)	35,500,000	12/20/12	1.800% quarterly	(2,426,812)	—	(2,426,812)
Goldman Sachs Group Inc. (CDX HY 9)	8,780,000	12/20/12	2.000% quarterly	(557,967)	—	(557,967)
Goldman Sachs Group Inc. (CDX IG HVOL 10)	222,319,206	6/20/13	3.500% quarterly	4,929,239	2,334,889	2,594,350
Goldman Sachs Group Inc. (CMBX 1 2006-1 AAA)	11,617,000	10/12/52	0.100% monthly	(842,233)	(696,614)	(145,619)
Goldman Sachs Group Inc. (iBoxx HY 6B)	9,737,424	6/20/11	3.000% quarterly	67,811	23,407	44,404
Goldman Sachs Group Inc. (iBoxx HY 6B)	12,812,400	6/20/11	3.000% quarterly	89,226	37,400	51,826
JP Morgan Chase & Co. (ABX. HE-AAA 06-1)	19,445,308	7/25/45	0.180% monthly	(2,430,663)	(448,880)	(1,981,783)
JP Morgan Chase & Co. (CDX HY 6B)	21,354,000	6/20/11	3.000% quarterly	148,709	62,340	86,369

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	49

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund‡	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (CDX HY 8)	$31,750,000	6/20/12	0.910% quarterly	$(1,131,843)	—	$(1,131,843)
JP Morgan Chase & Co. (CDX HY 8)	11,800,000	6/20/12	1.010% quarterly	(397,668)	—	(397,668)
JP Morgan Chase & Co. (CDX HY 8)	12,700,000	6/20/12	1.050% quarterly	(418,104)	—	(418,104)
JP Morgan Chase & Co. (CDX HY 9)	8,900,000	12/20/12	2.250% quarterly	(512,070)	—	(512,070)
JP Morgan Chase & Co. (CDX HY 9)	13,000,000	12/20/12	6.200% quarterly	487,287	—	487,287
JP Morgan Chase & Co. (CDX IG HVOL 9)	11,199,960	12/20/12	1.400% quarterly	(340,916)	$(260,514)	(80,402)
JP Morgan Chase & Co. (CMBX 1 2006-1 AAA)	25,000,000	10/12/52	0.100% monthly	(1,812,500)	(1,370,740)	(441,760)
Merrill Lynch & Co. Inc. (ABX.HE-AAA 06-1)	20,052,974	7/25/45	0.180% monthly	(2,506,622)	(1,311,938)	(1,194,684)
Merrill Lynch & Co. Inc. (ABX.HE-AAA 06-1)	20,255,529	7/25/45	0.180% monthly	(2,531,941)	(1,088,622)	(1,443,319)
Merrill Lynch & Co. Inc. (CDX HY 8)	30,600,000	6/20/12	0.820% quarterly	(1,144,489)	—	(1,144,489)
Merrill Lynch & Co. Inc. (CDX HY 8)	31,750,000	6/20/12	0.920% quarterly	(1,125,658)	—	(1,125,658)
Merrill Lynch & Co. Inc. (CDX HY 8)	18,800,000	6/20/12	1.125% quarterly	(591,461)	—	(591,461)
Merrill Lynch & Co. Inc. (CDX HY 9)	9,340,000	12/20/12	2.000% quarterly	(593,555)	—	(593,555)
Merrill Lynch & Co. Inc. (CDX HY 9)	9,220,000	12/20/12	2.300% quarterly	(519,391)	—	(519,391)
Merrill Lynch & Co. Inc. (CDX HY 9)	3,000,000	12/20/12	6.200% quarterly	112,451	—	112,451
Merrill Lynch & Co. Inc. (CDX HY 9)	2,000,000	12/20/12	6.430% quarterly	86,033	—	86,033
Merrill Lynch & Co. Inc. (Dow Jones CDX IG HVOL 12)	24,553,164	6/20/14	5.000% quarterly	3,146,540	665,010	2,481,530
Morgan Stanley & Co. Inc. (CMBX 4 2007-2 AAA)	15,810,000	2/17/51	0.350% monthly	(2,154,113)	(2,250,953)	96,840
Morgan Stanley & Co. Inc. (CMBX NA AM 1)	17,386,000	10/12/52	0.500% monthly	(2,542,703)	(2,562,113)	19,410
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	4,107,768	6/25/36	4.420% monthly	156,609	112,231	44,378
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	4,107,768	6/25/36	4.420% monthly	156,609	91,825	64,784
Total	$1,305,237,722			$(45,276,147)	$(27,060,177)	$(18,215,970)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (CDX IG 9)	$197,084,800	12/20/14	0.700% quarterly	$6,507,936	$3,944,401	$2,563,535
Banc of America Securities LLC (MARKIT CDX HY 13)	13,860,000	12/20/14	5.000% quarterly	441,586	135,126	306,460
Barclay’s Capital Inc. (MARKIT CDX HY 13)	49,500,000	12/20/14	5.000% quarterly	1,577,095	(898,433)	2,475,528
Credit Suisse First Boston Inc. (CDX HY 12)	11,750,000	6/20/14	5.000% quarterly	203,639	432,852	(229,213)

50	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston Inc. (CDX IG 9)	$27,878,400	12/20/14	0.700% quarterly	$920,573	$557,951	$362,622
Credit Suisse First Boston Inc. (MARKIT CDX HY 13)	49,500,000	12/20/14	5.000% quarterly	1,577,095	(898,433)	2,475,528
Credit Suisse First Boston Inc. (MARKIT CDX HY 13)	28,116,000	12/20/14	5.000% quarterly	895,790	1,695,432	(799,642)
Goldman Sachs Group Inc. (CDX IG HVOL 10)	38,919,861	6/20/13	3.500% quarterly	(862,927)	278,994	(1,141,921)
JP Morgan Chase & Co. (CDX HY 6B)	9,908,256	6/20/11	3.000% quarterly	69,001	10,208	58,793
JP Morgan Chase & Co. (CDX IG HVOL 10)	27,719,901	6/20/13	3.500% quarterly	(614,603)	(718,711)	104,108
JP Morgan Chase & Co. (CMBX 2 2006-2 AAA)	11,061,000	3/15/49	0.070% monthly	995,490	787,595	207,895
Morgan Stanley & Co. Inc. (CDX HY 12)	23,500,000	6/20/14	5.000% quarterly	407,279	979,695	(572,416)
Morgan Stanley & Co. Inc. (CMBX 2 2006-2 AAA)	25,000,000	3/15/49	0.070% monthly	2,250,000	1,650,646	599,354
Morgan Stanley & Co. Inc. (CMBX 2 2006-2 AAA)	27,870,000	3/15/49	0.070% monthly	2,508,300	2,262,357	245,943
Morgan Stanley & Co. Inc. (CMBX NA AM 4)	11,614,000	2/17/51	0.500% monthly	3,106,745	3,031,298	75,447
Morgan Stanley & Co. Inc. (MARKIT CDX HY 13)	28,116,000	12/20/14	5.000% quarterly	895,790	1,695,432	(799,642)
RBS Greenwich (CDX HY 10)	10,614,000	6/20/13	5.000% quarterly	(88,627)	1,264,508	(1,353,135)
RBS Greenwich (CDX IG HVOL 10)	10,266,630	6/20/13	3.500% quarterly	(227,631)	(317,477)	89,846
Total	$602,278,848			$20,562,531	$15,893,441	$4,669,090

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the notional amount of the swap agreement had been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

*	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	51

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2010.

ASSET DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Purchased options[2]	$10,099,232	—	—	$10,099,232
Futures contracts[3]	19,983,908	—	—	19,983,908
Swap contracts[4]	83,819	—	$49,774,629	49,858,448
Forward foreign currency contracts	—	$19,092,118	—	19,092,118
Total	$30,166,959	$19,092,118	$49,774,629	$99,033,706

LIABILITY DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Written options	$47,044,757	—	—	$47,044,757
Futures contracts[3]	20,938,106	—	—	20,938,106
Swap contracts[4]	48,618,166	—	$72,176,588	120,794,754
Forward foreign currency contracts	—	$17,496,374	—	17,496,374
Total	$116,601,029	$17,496,374	$72,176,588	$206,273,991

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation(depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments of value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid/(received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Purchased options	$(2,914,549)	—	—	$(2,914,549)
Written options	6,193,033	—	—	6,193,033
Futures contracts	23,342,345	—	—	23,342,345
Swap contracts	(19,356,449)	—	$24,574,720	5,218,271
Forward foreign currency contracts	—	$43,667,370	—	43,667,370
Total	$7,264,380	$43,667,370	$24,574,720	$75,506,470

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Purchased options	$(6,584,749)	—	—	$(6,584,749)
Written options	855,559	—	—	855,559
Futures contracts	6,349,325	—	—	6,349,325
Swap contracts	(35,555,955)	—	$21,916,134	(13,639,821)
Forward foreign currency contracts	—	$(14,161,371)	—	(14,161,371)
Total	$(34,935,820)	(14,161,371)	$21,916,134	$(27,181,057)

52	Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$8,926,105
Written options	44,765,737
Forward foreign currency contracts (to buy)	194,722,318
Forward foreign currency contracts (to sell)	505,098,450
Futures contracts (to buy)	2,616,719,019
Futures contracts (to sell)	934,363,628

Average Notional Balance‡
Interest rate swap contracts	$934,885,714
Credit default swap contracts (to buy protection)	642,176,772
Credit default swap contracts (to sell protection)	1,877,929,243
Total return swap contracts†	$6,000,000

†	At June 30, 2010, there were no open positions held in this derivative.

‡	Amounts are denominated in U.S. dollars, unless otherwise noted.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

As of June 30, 2010, the total value of swap positions with credit related contingent features in a net liability position was $64,869,671. If a contingent feature would have been triggered as of June 30, 2010, the Fund would have been required to pay this amount in cash to its counterparties. The Fund posted collateral for its swap transactions in the amount of $112,490,000.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class FI shares calculated at an annual rate of 0.25% of the average daily net assets of the Class FI. Distribution fees are accrued and paid monthly.

For the six months ended June 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports
Class IS1	—	$15,479	$7,331
Class I1	—	354,605	20,125
Class FI1	$1,046,050	334,609	3,189
Total	$1,046,050	$704,693	$30,645

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI Shares, respectively.

For the six months ended June 30, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class IS1	—
Class I1	—
Class FI1	$239,031
Total	$239,031

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

Western Asset Core Plus Bond Portfolio 2010 Semi-Annual Report	53

6. Distributions to shareholders by class

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Net Investment Income:
Class IS1	$47,086,438	$98,821,329
Class I1	136,748,634	349,841,866
Class FI1	20,411,897	40,043,412
Total	$204,246,969	$488,706,607

Net Realized Gains
Class IS1	—	$22,083,719
Class I1	—	82,194,816
Class FI1	—	9,199,687
Total	—	$113,478,222

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

7. Capital shares

At June 30, 2010, the Corporation had 21.15 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class IS1
Shares sold	21,307,536	$223,421,732	63,248,090	$601,541,786
Shares issued on reinvestment	4,144,237	43,483,925	11,566,955	108,468,213
Shares repurchased	(36,636,350)	(383,573,829)	(73,803,380)	(677,088,372)
Net increase (decrease)	(11,184,577)	$(116,668,172)	1,011,665	$32,921,627

Class I1
Shares sold	34,132,926	$356,807,657	83,122,713	$785,109,184
Shares issued on reinvestment	12,167,686	127,732,667	41,608,644	387,836,215
Shares repurchased	(94,708,349)	(991,854,091)	(348,715,515)	(3,185,312,307)
Net decrease	(48,407,737)	$(507,313,767)	(223,984,158)	$(2,012,366,908)

Class FI1
Shares sold	15,676,614	$163,108,845	27,353,342	$257,187,247
Shares issued on reinvestment	1,976,700	20,757,418	4,981,465	46,584,905
Shares repurchased	(10,298,811)	(107,658,540)	(54,702,172)	(474,063,985)
Net increase (decrease)	7,354,503	$76,207,723	(22,367,365)	$(170,291,833)

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

8. Capital loss carryforward

As of December 31, 2009, the Fund had a net capital loss carryforward of approximately $625,371,745 all of which expires in 2017. This amount will be available to offset any future taxable capital gains.

Western Asset

Core Plus Bond Portfolio

Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment advisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Transfer and shareholder servicing agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Plus Bond Portfolio

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information, about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012826 8/10 SR10-1153

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
President of Western Asset Funds, Inc.

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
President of
Western Asset Funds, Inc.

Date: August 31, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date: August 31, 2010